Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.49%, 04/15/38
(a) (b)
........... USD 570 $ 569,804
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.80%, 07/15/37
(a) (b)
........... 800 803,522
522 Funding CLO Ltd., Series 2019-5A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.59%, 04/15/35
(a) (b)
........... 250 250,607
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
6.54%, 02/19/38
(a) (b)
................. 726 726,022
Affirm Asset Securitization Trust, Series 2025-X1,
Class C, 5.34%, 04/15/30
(b)
............ 252 252,191
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 2,815 2,836,619
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 221 222,433
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.69%, 07/20/34
(a) (b)
........... 1,730 1,733,199
AGL CLO 13 Ltd.
(a)(b)
Series 2021-13A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.69%,
10/20/34 ...................... 250 250,500
Series 2021-13A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.18%,
10/20/34 ...................... 1,000 1,004,278
AGL CLO 20 Ltd., Series 2022-20A, Class BR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.02%, 10/20/37
(a) (b)
........... 669 669,704
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.54%, 04/22/38
(a) (b)
........... 250 250,250
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 5.72%,
07/15/34 ...................... 540 540,644
Series 2020-7A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 7.62%,
07/15/34 ...................... 250 251,032
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.68%, 01/20/35
(a) (b)
........... 500 501,069
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.73%, 07/20/37
(a) (b)
.......... 1,320 1,324,842
AGL Core CLO 38 Ltd., Series 2025-38A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.56%, 01/22/38
(a) (b)
........... 710 710,710
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.65%, 10/20/37
(a) (b)
.......... 920 923,781
AIMCO CLO 23 Ltd., Series 2025-23A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.13%), 5.39%, 04/20/38
(a) (b)
........... 530 529,343
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 5.11%, 01/25/61
(b) (c)
............... 4,014 4,002,670
AMMC CLO 18 Ltd., Series 2016-18A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.69%, 05/26/31
(a) (b)
........... 27 27,282
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 5.49%, 02/15/38
(a) (b)
. 2,745 2,747,752
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.87%, 07/20/37
(a) (b)
. USD 640 $ 642,958
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 5.84%,
04/28/37 ...................... 930 933,578
Series 2015-7A, Class BR3, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.33%,
04/28/37 ...................... 1,640 1,644,921
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
8.08%, 04/28/37 ................. 250 252,228
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
5.74%, 10/27/34 ................. 510 510,869
Series 2016-8A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.34%,
10/27/34 ...................... 650 653,722
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.54%, 04/20/31
(a) (b)
........... 136 136,074
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.62%, 07/16/31
(a) (b)
........... 180 180,420
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.76%),
6.03%, 04/20/31 ................. 250 250,439
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
7.48%, 04/20/31 ................. 250 251,442
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 5.37%, 01/20/33
(a) (b)
........... 249 248,764
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.68%, 01/20/35
(a) (b)
.......... 450 450,978
Apidos CLO XXXVI, Series 2021-36A, Class B,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.13%, 07/20/34
(a) (b)
........... 250 250,510
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 41 37,774
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 6.25%,
01/20/41
(a) (b)
...................... 1,103 1,105,615
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.75%,
01/15/37
(a) (b)
...................... 1,702 1,701,633
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.43%, 08/17/41
(a) (b)
................. 589 590,931
AREIT Ltd.
(a)(b)
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.00%, 05/17/41 ................. 4,235 4,247,138
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.70%, 12/17/29 ................. 285 284,765
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 3.94%, 04/20/32
(a) (b)
........... EUR 297 350,420

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.57%, 04/25/34
(a) (b)
........... USD 250 $ 250,793
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.01%, 10/15/36
(a) (b)
...... 260 261,073
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.53%, 01/25/38
(a) (b)
...... 410 410,777
Ares LVII CLO Ltd., Series 2020-57A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.69%, 01/25/35
(a) (b)
........... 250 250,666
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 6.11%, 07/20/30
(a) (b)
........... 250 250,479
Asimi Funding plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.57%, 09/16/31 GBP 123 168,876
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.17%, 09/16/31 114 156,941
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.97%, 05/16/32 ................. 148 203,780
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.62%, 05/16/32 ................. 93 127,076
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.39%, 11/15/39
(a) (d)
........... EUR 100 117,816
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.48%, 03/21/34 . 100 118,607
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.78%, 03/21/34 . 100 118,712
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.28%, 03/21/34 . 100 118,712
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.57%, 04/20/31
(a) (b)
........... USD 33 33,404
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.63%, 12/29/36 . EUR 87 103,037
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.23%, 12/29/36 . 87 103,200
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.29%, 12/28/40 . 137 161,440
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.39%, 12/15/33
(a) (d)
................. 100 117,949
AutoNoria Spain FT, Series 2025-SP, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.39%, 04/30/43
(a) (d)
................. 100 117,829
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.91%, 01/15/38
(a) (b)
................. 250 295,001
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.58%, 04/15/35
(a) (d)
................. 200 233,827
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.82%,
07/19/31 ...................... USD 500 499,174
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class ARR, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.51%, 07/19/34 ................. USD 250 $ 250,312
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.36% Floor + 3.36%), 7.64%,
07/24/34 ...................... 250 248,233
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.65%, 07/20/37
(a) (b)
...... 617 619,036
Ballyrock CLO 29 Ltd., Series 2025-29A, Class
A1A, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 0.00%, 07/25/38
(a) (b)
.......... 250 250,063
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 5.25%, 10/22/32
(a) (b)
........... 287 286,921
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 5.93%,
01/20/31 ...................... 250 250,680
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.91%, 07/15/36 ................. 1,840 1,844,440
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.27%, 10/15/36
(a) (b)
........... 375 376,118
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
5.60%, 07/18/30 ................. 282 282,250
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
6.08%, 07/18/30 ................. 666 668,979
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor +
1.98%), 6.26%, 04/24/34
(a) (b)
........... 250 250,735
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.46%, 03/30/38
(a) (b)
........... 300 299,895
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.12%, 03/19/39 ................. 271 271,516
Series 2024-FL13, Class A, (1-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.89%,
09/19/39 ...................... 2,734 2,734,459
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.80%,
07/20/37
(a) (b)
...................... 960 964,164
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A2AR, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 6.08%, 04/20/34
(a) (b)
. 250 250,652
Benefit Street Partners CLO XII-B Ltd.
(a)(b)
Series 2017-12BRA, Class A, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.63%, 10/15/37 ................. 780 783,011
Series 2017-12BRA, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.96%, 10/15/37 ................. 410 410,551
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.46%, 01/25/38
(a) (b)
250 249,750
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.65%, 07/20/37
(a) (b)
270 270,856

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.64%, 10/20/37
(a) (b)
USD 2,420 $ 2,429,036
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.62%, 01/25/38
(a) (b)
1,010 1,013,039
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
................ 197 197,246
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.95%, 01/22/38
(a) (b)
...... 550 552,087
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.51%, 04/22/38
(a) (b)
...... 250 249,634
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.67%, 10/19/37
(a) (b)
.......... 500 501,686
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.53%, 01/19/38
(a) (b)
.......... 1,180 1,181,888
BlueMountain CLO Ltd.
(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.53%,
04/20/31 ...................... 110 110,374
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.53%, 11/15/30 ................. 239 239,079
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.24%,
07/30/30 ...................... 2,000 2,008,960
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.29%,
08/15/31 ...................... 1,200 1,205,779
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.47%,
10/25/30 ...................... 339 339,865
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.02%, 07/15/31
(a) (b)
...... 2,020 2,026,455
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 6.29%, 07/25/34
(a) (b)
...... 250 251,634
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.61%, 01/15/38
(a) (b)
. 250 250,745
BlueMountain CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.26%
Floor + 1.52%), 5.78%, 04/15/34
(a) (b)
...... 130 130,000
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 4.03%, 10/15/35
(a) (b)
........... EUR 660 779,349
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.53%, 10/20/30
(a) (b)
. USD 408 408,212
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 319 319,922
Bridge Street CLO II Ltd., Series 2021-1A, Class
A1A, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.49%), 5.76%, 07/20/34
(a) (b)
.......... 250 250,369
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 3.87%,
02/24/42
(a) (d)
...................... EUR 66 77,792
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.66%, 10/15/37
(a) (b)
...... USD 3,250 3,261,186
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPDF Issuer LLC, Series 2025-FL2, Class A,
(1-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.84%, 12/15/42
(a) (b)
........... USD 185 $ 184,726
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 5.34%, 07/18/34
(a) (b)
.......... 570 570,044
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 10/18/42
(a) (b)
................. 348 345,424
Canyon Capital CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.59%, 07/15/31
(a) (b)
........... 133 133,347
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.59%,
07/15/31 ...................... 137 136,632
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/37 ...................... 500 501,906
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.21%,
10/15/37 ...................... 350 351,398
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 08/20/31 ................. GBP 357 490,075
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.82%, 08/20/31 ................. 271 372,628
Carlyle C17 CLO Ltd., Series C17A, Class A1AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.57%, 04/30/31
(a) (b)
........... USD 430 430,382
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.51%, 04/17/31 ................. 184 184,375
Series 2014-2RA, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.31%), 5.64%,
05/15/31 ...................... 128 127,686
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
5.59%, 07/27/31 ................. 43 42,817
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 07/15/31 ................. 147 146,739
Series 2014-5A, Class A2RR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
5.97%, 07/15/31 ................. 250 250,193
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.67%, 10/21/37 ................. 1,420 1,425,680
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.61%, 04/20/31 ................. 194 194,246
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.66%, 07/17/34
(a) (b)
........... 690 691,135
CBAM Ltd.
(a)(b)
Series 2019-10A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
5.65%, 04/20/32 ................. 357 357,398
Series 2020-12A, Class AR, (3-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.71%,
07/20/34 ...................... 250 250,248

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
5.61%, 04/20/34 ................. USD 710 $ 711,644
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
5.88%, 04/20/34 ................. 680 679,588
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 5.35%, 01/20/31
(a) (b)
...... 166 165,884
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.63%, 05/29/32
(a) (b)
. 280 279,708
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 6.32%, 04/21/37
(a) (b)
.......... 340 341,955
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.64%, 10/20/37
(a) (b)
...... 250 251,001
CIFC Funding 2018-III Ltd., Series 2018-3A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.63%, 07/18/31
(a) (b)
...... 156 156,089
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.64%, 07/23/37
(a) (b)
...... 1,450 1,454,733
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.53%, 10/18/30 ................. 126 126,603
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.45%,
03/31/38 ...................... 250 250,069
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.82%, 04/21/37 ................. 1,190 1,194,527
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.69%,
07/17/37 ...................... 250 250,787
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.59%,
01/18/38 ...................... 960 962,400
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
01/18/38 ...................... 500 500,727
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.63%, 10/20/37 ................. 1,370 1,374,975
Series 2019-3A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.06%, 01/16/38 ................. 490 490,328
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 01/15/35 ................. 250 250,610
Series 2020-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.67%,
07/15/36 ...................... 300 300,787
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
07/15/36 ...................... 740 740,370
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.66%,
10/20/34 ...................... 1,600 1,601,600
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.56%,
01/15/40 ...................... 1,830 1,835,700
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/34 ...................... USD 250 $ 250,300
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.75%,
07/21/37 ...................... 250 250,990
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ...................... 670 669,019
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.80%, 04/20/37 ................. 280 280,985
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 5.35%,
01/25/35 ...................... 850 850,491
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 ... 152 137,544
Series 2021-B, Class C, 2.72%, 06/25/52 .. 64 59,021
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 488 489,285
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.74%,
01/15/38 ...................... 250 250,750
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ...................... 250 249,984
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.36%, 02/22/34
(a) (d)
.......... EUR 260 304,393
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.57%,
01/15/37
(a)
....................... USD 78 74,418
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.65%, 10/15/37
(a) (b)
...... 1,620 1,627,648
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.60%, 04/20/38
(a) (b)
...... 500 500,446
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.67%, 10/20/37
(a) (b)
...... 4,590 4,607,667
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 250 249,750
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.57%, 08/20/31
(a) (d)
........... GBP 100 136,320
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.61%, 08/20/34
(a) (b)
.......... USD 690 691,702
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.49%, 04/15/31
(a) (b)
...... 386 385,775
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.52%, 07/15/30 ................. 107 106,837
Series 2017-50A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.17%,
07/15/30 ...................... 250 250,667

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 5.64%, 01/15/31
(a) (b)
........... USD 3,025 $ 3,026,203
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.54%, 04/15/31
(a) (b)
........... 317 317,772
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.50%, 04/18/31
(a) (b)
........... 123 122,909
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.13%, 07/18/30
(a) (b)
........... 250 250,517
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 05/20/34
(a) (b)
........... 810 811,292
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 05/20/34
(a) (b)
........... 520 521,441
Dwight Issuer LLC, Series 2025-FL1, Class A,
(1-mo. CME Term SOFR at 1.66% Floor +
1.66%), 5.96%, 09/18/42
(a) (b)
........... 127 126,712
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
....................... 406 403,015
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.79%, 04/20/37
(a) (b)
.......... 1,010 1,013,570
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/22/38
(a) (b)
........... 1,370 1,368,733
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.62%, 10/20/37 ................. 1,250 1,254,063
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.97%, 10/20/37 ................. 250 250,488
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.97%, 07/18/37
(a) (b)
.......... 250 250,646
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.65%, 07/18/37
(a) (b)
.......... 360 361,118
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.64%, 10/17/37
(a) (b)
...... 250 250,908
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.62%, 10/15/37
(a) (b)
........... 292 293,056
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.63%,
10/19/37 ...................... 3,150 3,161,412
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.85%,
10/19/37 ...................... 430 430,677
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.63%,
10/17/37 ...................... 260 260,915
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.88%,
10/17/37 ...................... 250 250,456
Fortuna Consumer Loan ABS DAC, Series 2024-
2, Class C, (1-mo. EURIBOR at 0.00% Floor +
1.65%), 3.56%, 10/18/34
(a) (d)
........... EUR 200 236,655
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.20%,
01/19/39 ...................... USD 980 $ 979,674
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.95%,
10/19/39 ...................... 931 934,495
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
08/19/42 ...................... 210 209,539
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.56%, 07/20/38 ...... EUR 173 203,890
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.91%, 07/20/38 ...... 173 203,886
Series 8, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.59%, 01/21/40 ...... 100 117,990
Galaxy XX CLO Ltd., Series 2015-20A, Class
AR, (3-mo. CME Term SOFR at 1.00% Floor +
1.26%), 5.53%, 04/20/31
(a) (b)
........... USD 98 97,817
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.50%, 11/22/31
(a) (b)
........... 174 174,158
Generate CLO 2 Ltd.
(a)(b)
Series 2A, Class AR2, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.69%,
10/22/37 ...................... 650 652,600
Series 2A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.08%,
10/22/37 ...................... 640 641,179
Generate CLO 20 Ltd., Series 2024-20A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/25/38
(a) (b)
........... 510 511,046
Generate CLO 4 Ltd., Series 4A, Class ARR,
(3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 5.70%, 07/20/37
(a) (b)
........... 1,050 1,054,172
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.89%, 04/22/37
(a) (b)
........... 280 281,071
Generate CLO 8 Ltd., Series 8A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 01/20/38
(a) (b)
........... 250 251,106
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.62%, 01/20/38
(a) (b)
........... 690 692,068
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.54%, 09/22/43 . EUR 305 362,682
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.90%, 12/22/44 . 100 117,831
Golden Ray SA-Compartment 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 3.98%,
12/27/57
(a) (d)
...................... 100 116,672
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 5.35%,
10/20/34
(a) (b)
...................... USD 1,740 1,741,247
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.39%,
01/20/38
(a) (b)
...................... 580 579,417

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.55%,
01/20/39 ...................... USD 370 $ 370,621
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.88%,
01/20/39 ...................... 590 590,911
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.59%, 04/17/38
(a) (b)
...... 600 600,986
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.85%, 01/20/34
(a) (b)
490 491,641
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.61%,
10/20/37
(a) (b)
...................... 340 341,111
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term SOFR
at 1.20% Floor + 1.46%), 5.73%, 07/20/34
(a) (b)
500 500,473
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.65%,
10/25/37 ...................... 250 250,979
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.95%,
10/25/37 ...................... 250 250,500
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.18%,
10/25/37 ...................... 250 250,878
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.55%, 01/25/38
(a) (b)
462 462,475
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 0.00%, 07/20/38
(a) (b)
250 249,527
Green Lakes Park CLO LLC, Series 2025-1A,
Class ARR, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.46%, 01/25/38
(a) (b)
...... 820 820,205
Greystone CRE Notes LLC, Series 2025-FL4,
Class A, (1-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.79%, 01/15/43
(a) (b)
...... 409 409,760
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 4.57%, 03/25/36
(a)
........... 414 131,792
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.75%, 04/20/34
(a) (b)
........... 270 270,351
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 01/20/38
(a) (b)
.......... 250 250,973
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.75%, 07/20/38
(a) (b)
.......... 250 250,000
Henley CLO IV DAC, Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor + 1.35%), 3.51%,
04/25/34
(a) (d)
...................... EUR 130 152,803
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 3.86%,
10/18/32
(a) (d)
...................... 100 116,000
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.74%,
07/21/87
(a) (d)
...................... AUD 690 452,657
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 5.70%,
05/20/32 ...................... USD 865 $ 869,504
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.65%,
10/20/32 ...................... 1,384 1,390,502
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
6.05%, 10/19/42
(a) (b)
................. 819 820,612
Kings Park CLO Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.66%, 01/21/35
(a) (b)
........... 250 250,566
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
6.28%, 09/15/29
(a) (b)
................. 91 91,194
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo.
CME Term SOFR at 1.17% Floor + 1.43%),
5.70%, 07/20/34
(a) (b)
................. 250 250,436
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
5.47%, 01/20/38
(a) (b)
................. 250 250,042
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.60%,
01/20/31
(a) (b)
...................... 91 91,216
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.59%,
04/15/31
(a) (b)
...................... 138 138,250
LCM 36 Ltd., Series 36A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
5.33%, 01/15/34
(a) (b)
................. 1,090 1,090,609
LCM XIV LP, Series 14A, Class AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%), 5.57%,
07/20/31
(a) (b)
...................... 44 44,293
Lendmark Funding Trust
(b)
Series 2024-1A, Class B, 5.88%, 06/21/32 .. 437 444,582
Series 2024-1A, Class C, 6.40%, 06/21/32 .. 168 170,946
Series 2024-1A, Class D, 7.21%, 06/21/32 .. 195 199,606
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 263 262,026
Series 2024-2A, Class C, 5.25%, 02/21/34 .. 100 100,109
Series 2024-2A, Class D, 5.69%, 02/21/34 .. 387 390,118
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 1,380 1,390,782
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 100 101,496
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 5.85%, 01/17/37
(a) (b)
........... 1,005 1,005,161
Long Point Park CLO Ltd., Series 2017-1A, Class
A2, (3-mo. CME Term SOFR at 0.26% Floor +
1.64%), 5.92%, 01/17/30
(a) (b)
........... 250 249,934
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.56%, 07/27/34
(a) (b)
. 250 250,467
Madison Park Funding LXII Ltd., Series 2022-
62A, Class AR, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.13%, 07/17/36
(a) (b)
. 500 500,000
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 680 678,997
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.87%, 01/22/37
(a) (b)
. 1,229 1,234,897
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99% Floor
+ 1.25%), 5.58%, 05/28/30
(a) (b)
.......... 549 549,394

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.06%), 6.34%, 11/21/30
(a) (b)
...... USD 250 $ 250,548
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.60%, 10/15/32
(a) (b)
. 598 599,517
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.09%,
07/27/31 ...................... 250 250,410
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.54%, 07/27/31 ................. 250 250,554
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.82%, 10/20/29
(a) (b)
. 250 249,954
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.50%, 03/25/38
(a) (b)
. 1,250 1,248,750
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.52%, 04/20/38
(a) (b)
. 250 249,908
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.62%, 07/16/37
(a) (b)
. 1,770 1,775,493
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.55%, 10/15/32
(a) (b)
. 540 540,051
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 5.87%, 01/23/37
(a) (b)
........... 270 270,828
Mariner Finance issuance Trust
(b)
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 3,007 3,039,641
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 267 272,159
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 2,080 2,108,223
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%, 09/22/36 .. 1,174 1,188,990
Series 2024-AA, Class D, 6.77%, 09/22/36 . 100 103,171
Series 2025-AA, Class B, 5.33%, 05/20/38 . 281 286,127
Series 2025-AA, Class C, 5.69%, 05/20/38 . 289 293,912
Meacham Park CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 10/20/37
(a) (b)
........... 730 731,002
MF1 LLC, Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 05/18/42
(a) (b)
................. 1,056 1,058,858
MF1 Multifamily Housing Mortgage Loan Trust
(a)(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.47%,
06/19/37 ...................... 809 808,989
Series 2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.95%,
09/17/37 ...................... 356 356,741
Series 2024-FL14, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 6.05%,
03/19/39 ...................... 447 448,680
MidOcean Credit CLO XI Ltd., Series 2022-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.48%, 01/18/36
(a) (b)
. 350 349,967
MidOcean Credit CLO XII Ltd., Series 2023-12A,
Class A1R, (3-mo. CME Term SOFR at 1.34%
Floor + 1.34%), 5.61%, 04/18/36
(a) (b)
...... 760 760,855
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.32%,
09/16/41
(a) (d)
...................... EUR 100 117,793
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.43%, 01/20/38
(a) (b)
........... USD 610 $ 609,695
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.60%, 10/20/30
(a) (b)
........... 88 88,230
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.78%, 10/20/30
(a) (b)
........... 15 14,809
Myers Park CLO Ltd., Series 2018-1A, Class B1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.13%, 10/20/30
(a) (b)
........... 250 250,552
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.71%), 6.03%,
10/15/31
(a)
..................... 11 10,838
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 6.13%,
11/15/30
(a)
..................... 96 95,889
Series 2018-BA, Class A2A, 3.61%, 12/15/59 40 39,789
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.33%,
11/15/68
(a)
..................... 189 188,194
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 270 267,037
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 159 155,778
Series 2021-DA, Class B, 2.61%, 04/15/60 . 187 167,760
Series 2021-DA, Class C, 3.48%, 04/15/60 . 501 468,095
Series 2024-A, Class A, 5.66%, 10/15/72 ... 2,622 2,656,164
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
.......... 129 126,482
Nelnet Student Loan Trust, Series 2025-AA,
Class A1B, (SOFR 30 day Average at 0.00%
Floor + 1.10%), 5.40%, 03/15/57
(a) (b)
...... 2,760 2,740,238
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class A1R3, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/39 ................. 350 349,805
Series 2015-20A, Class BR3, (3-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.82%, 04/15/39 ................. 250 249,451
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class A1R3, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.59%, 01/20/39
(a) (b)
. 2,490 2,497,470
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 5.50%,
01/20/39
(a) (b)
...................... 3,000 3,002,250
Neuberger Berman Loan Advisers CLO 34 Ltd.
(a)
(b)
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.51%, 01/20/35 ................. 246 246,294
Series 2019-34A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
01/20/35 ...................... 250 250,206
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class A, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.58%,
04/16/33
(a) (b)
...................... 852 852,594
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.62%, 01/15/38
(a) (b)
.......... 390 391,167

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
New Mountain CLO 3 Ltd., Series CLO-3A, Class
C, (3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.63%, 10/20/34
(a) (b)
........... USD 1,000 $ 1,003,060
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.48%, 03/31/38
(a) (b)
........... 250 249,827
NewDay Funding, Series 2025-2X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.50%), 0.00%, 07/15/33
(a) (d)
...... GBP 192 263,549
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 07/15/32 ................. 134 184,627
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 07/15/32 ................. 156 215,846
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.87%, 07/15/32 ................. 337 466,665
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 3.54%,
02/25/43
(a) (d)
...................... EUR 100 117,789
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.81%, 01/15/38 ................. USD 250 248,899
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 5.23%,
01/15/35 ...................... 450 449,705
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.84%,
10/22/37 ...................... 250 250,368
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 5.62%,
04/26/31 ...................... 13 13,417
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
5.95%, 10/18/37 ................. 430 430,548
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.47%, 10/18/37 ................. 405 405,005
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.61%, 11/26/37 ................. 1,507 1,512,671
Series 2018-15A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.54%,
01/20/38 ...................... 1,060 1,061,383
Series 2019-16A, Class AR, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.47%,
04/10/33 ...................... 243 243,582
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.64%, 07/20/37 ................. 320 321,025
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.37%, 07/20/37 ................. 250 250,177
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.93%,
10/15/37 ...................... 310 311,178
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 6.25%,
10/15/37 ...................... 310 310,721
Series 2024-38A, Class A, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.68%,
01/21/38 ...................... 250 250,754
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... USD 610 $ 609,088
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.08%, 11/16/36
(a) (b)
........... 1,010 1,014,493
Octagon 75 Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.49%, 01/22/38
(a) (b)
........... 250 250,035
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 5.48%,
04/16/31
(a) (b)
...................... 522 522,284
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.42%, 10/20/30
(a) (b)
201 201,300
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.17%, 07/15/36
(a) (b)
710 712,138
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.61%), 5.88%, 07/19/30
(a) (b)
320 320,080
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.56%, 07/17/30
(a) (b)
1,219 1,220,587
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.54%,
01/25/31
(a) (b)
...................... 266 265,805
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.51%, 01/21/38
(a) (b)
...... 3,470 3,475,867
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 1,450 1,453,635
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.56%, 01/22/38
(a) (b)
...... 660 661,644
OHA Credit Funding 5 Ltd.
(a)(b)
Series 2020-5A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
10/18/37 ...................... 1,950 1,956,879
Series 2020-5A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
10/18/37 ...................... 250 250,588
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.62%, 10/19/37
(a) (b)
...... 560 561,972
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.46%, 02/20/38
(a) (b)
...... 580 579,606
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 5.73%, 04/20/37
(a) (b)
. 300 301,120
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.62%, 10/18/37
(a) (b)
...... 1,160 1,164,088
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.30%), 5.63%, 05/23/31
(a) (b)
........... 1,683 1,684,020
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 290 294,402
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 .. 550 524,892
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 1,410 1,341,291
Series 2021-1A, Class C, 2.22%, 06/16/36 .. 100 92,690

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1A, Class D, 5.79%, 07/14/38 .. USD 421 $ 424,953
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.63%,
10/20/37 ...................... 3,070 3,081,171
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
10/20/37 ...................... 280 280,552
Owl Rock CLO V Ltd., Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 6.05%, 04/20/34
(a) (b)
.......... 250 250,610
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 04/20/38
(a) (b)
........... 250 250,250
OZLM XVIII Ltd., Series 2018-18A, Class A,
(3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 5.54%, 04/15/31
(a) (b)
........... 194 194,465
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.61%, 01/17/31
(a) (b)
........... 32 32,466
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 6.23%, 07/20/32
(a) (b)
........... 250 250,590
Palmer Square CLO Ltd.
(a)(b)
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.98%, 11/15/36 ................. 250 251,026
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.67%,
01/15/35 ...................... 250 250,638
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
10/15/34 ...................... 2,500 2,500,000
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 500 501,760
Series 2022-3A, Class B1R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
07/20/37 ...................... 250 250,323
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
7.22%, 07/20/37 ................. 250 250,064
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
07/20/37 ...................... 750 751,824
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.16%,
10/15/30 ...................... 340 341,099
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.46%,
10/15/30 ...................... 250 250,556
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.71%,
10/15/32 ...................... 500 500,202
Park Blue CLO 2025-VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.47%, 04/25/38
(a) (b)
...... 500 499,850
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.52%, 07/16/29
(a) (d)
...... GBP 135 184,801
PFS Financing Corp.., 5.54%, 10/16/28
(b) (e)
.... USD 2,000 2,003,400
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.09%, 01/14/33 . EUR 100 117,902
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.54%, 01/14/33 . EUR 100 $ 118,096
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.68%,
07/25/51 ...................... USD 275 274,497
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.93%,
07/25/51 ...................... 53 53,839
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 8.18%,
07/25/51 ...................... 48 48,728
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.28%,
06/15/41
(a) (d)
...................... EUR 82 97,474
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.46%, 10/15/30
(a) (b)
...... USD 193 193,221
Rad CLO 21 Ltd., Series 2023-21A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 5.35%, 01/25/37
(a) (b)
........... 280 280,207
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.61%, 01/15/38
(a) (b)
........... 250 250,735
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.66%, 07/24/32
(a) (b)
........... 488 489,062
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 5.62%,
01/20/34 ...................... 612 613,049
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.18%,
01/20/34 ...................... 250 250,999
Rad CLO 18 Ltd., Series 2023-18A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/15/37
(a) (b)
........... 250 250,813
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term SOFR
at 2.37% Floor + 2.37%), 6.69%, 10/25/39
(a) (b)
366 365,430
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.66%), 5.93%, 04/20/34
(a) (b)
........... 250 250,063
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.43%, 07/28/36
(a) (d)
................. EUR 100 118,111
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... USD 360 361,192
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.40%, 03/25/38
(a) (b)
........... 250 249,949
Regatta 32 Funding Ltd., Series 2025-4A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.63%, 07/25/38
(a) (b)
........... 570 571,539
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.69%, 04/20/34
(a) (b)
.......... 1,040 1,042,814
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
5.73%, 06/20/34 ................. 720 721,896
Series 2016-1A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 6.18%,
06/20/34 ...................... 250 250,400

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.68%,
07/17/37 ...................... USD 1,850 $ 1,856,126
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.03%,
07/17/37 ...................... 6,720 6,738,834
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.65%, 10/15/37
(a) (b)
.......... 670 672,584
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.59%, 04/20/35
(a) (b)
........... 280 280,964
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.42%,
04/15/38 ...................... 750 749,619
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.81%,
04/15/38 ...................... 250 250,211
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.44%, 01/15/38
(a) (b)
........... 500 500,391
Regatta XXIII Funding Ltd., Series 2021-4A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.68%, 01/20/35
(a) (b)
...... 250 250,667
Regional Management Issuance Trust
(b)
Series 2021-1, Class A, 1.68%, 03/17/31 ... 36 35,618
Series 2021-2, Class B, 2.35%, 08/15/33 ... 130 120,335
Series 2021-2, Class C, 3.23%, 08/15/33 ... 323 300,683
Series 2022-1, Class A, 3.07%, 03/15/32 ... 1,180 1,171,248
Series 2022-1, Class B, 3.71%, 03/15/32 ... 151 149,074
Series 2022-1, Class C, 4.46%, 03/15/32 ... 100 99,831
Series 2024-1, Class D, 7.46%, 07/15/36 ... 257 266,761
Series 2024-2, Class A, 5.11%, 12/15/33 ... 741 745,054
Series 2024-2, Class D, 6.33%, 12/15/33 ... 108 108,819
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 5.59%, 01/18/34
(a) (b)
........... 1,220 1,222,196
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.63%,
04/20/34 ...................... 917 919,353
Series 2017-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.02%,
10/15/29 ...................... 1,945 1,950,114
Series 2017-2A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 3.11%), 7.37%,
10/15/29 ...................... 1,039 1,041,041
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.72%,
10/20/30 ...................... 917 917,399
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.68%,
05/20/31 ...................... 902 902,805
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.69%,
10/20/31 ...................... 116 116,449
Series 2021-2A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.69%,
07/20/34 ...................... 430 430,717
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.57%, 10/23/30
(a) (b)
........... 178 178,567
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.56%, 04/20/31
(a) (b)
........... USD 439 $ 439,248
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
6.12%, 10/15/34
(a) (b)
................. 995 996,793
RR 20 Ltd., Series 2022-20A, Class A1R, (3-mo.
CME Term SOFR at 0.99% Floor + 0.99%),
5.25%, 07/15/37
(a) (b)
................. 948 948,327
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.57%, 01/15/37
(a) (b)
................. 500 501,621
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.81%, 04/15/37
(a) (b)
........... 1,180 1,184,442
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.65%, 07/15/39
(a) (b)
........... 250 250,799
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.62%, 10/15/39 ................. 2,850 2,860,306
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.96%, 10/15/39 ................. 250 250,768
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,140 2,138,878
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.21%, 07/15/39
(a) (b)
................. 250 251,038
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.61%, 07/15/37
(a) (b)
................. 250 250,500
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 01/30/38
(a) (b)
...... 700 702,084
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.68%), 5.94%,
10/15/34 ...................... 480 481,120
Series 2021-1A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.83%), 6.09%,
10/15/34 ...................... 250 250,655
SC Germany SA Compartment Consumer
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.29%, 05/14/38 . EUR 200 237,504
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 05/14/38 . 100 117,976
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.66%, 12/14/38 . 100 118,631
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.30%, 06/25/34
(a) (d)
................. 100 117,789
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.59%, 01/22/38
(a) (b)
...... USD 500 501,410
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.69%,
10/20/37 ...................... 250 251,026
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
10/20/37 ...................... 250 250,790

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.66%, 10/20/37
(a) (b)
.......... USD 490 $ 492,240
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 01/20/38
(a) (b)
.......... 250 250,800
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.89%, 04/15/37
(a) (b)
........... 250 250,989
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.67%, 10/20/37
(a) (b)
........... 250 250,962
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.64%, 01/15/38
(a) (b)
........... 250 250,734
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 07/21/37
(a) (b)
........... 1,220 1,224,041
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.47%, 01/20/38
(a) (b)
. 590 589,750
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.63%, 07/20/34
(a) (b)
...... 757 759,003
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.18%, 10/15/41
(a) (b)
. 2,062 2,159,625
Small Business Origination Loan Trust DAC,
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.82%, 12/15/36
(a) (d)
................. GBP 94 129,694
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... USD 238 236,098
Series 2020-PTA, Class A2A, 1.60%, 09/15/54 1,597 1,502,617
Series 2020-PTA, Class B, 2.50%, 09/15/54 . 1,540 1,367,402
Series 2021-A, Class C, 2.99%, 01/15/53 .. 1,507 1,316,360
Series 2021-A, Class D1, 3.86%, 01/15/53 .. 360 326,690
Series 2021-A, Class D2, 3.86%, 01/15/53 .. 247 224,093
Series 2021-C, Class B, 2.30%, 01/15/53 .. 139 134,059
Series 2021-C, Class C, 3.00%, 01/15/53 .. 91 78,956
Series 2021-C, Class D, 3.93%, 01/15/53 .. 33 29,672
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 287 292,048
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.75%,
03/15/56
(a)
..................... 3,963 4,001,077
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 5.40%,
06/17/52
(a)
..................... 735 729,643
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 4,004 4,011,536
Series 2025-1, Class B, 5.12%, 02/27/34 ... 338 341,321
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
................ 1,119 1,124,013
Southwick Park CLO LLC, Series 2019-4A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 07/20/32
(a) (b)
.......... 239 239,424
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.88%, 04/15/33
(a) (d)
................. EUR 310 363,012
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.77%, 10/15/30
(a) (b)
........... USD 133 133,163
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 865 871,217
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
............... USD 1,137 $ 1,165,113
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.55%, 01/05/38
(a) (b)
........... 500 501,617
Symphony CLO XIX Ltd., Series 2018-19A, Class
A, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 5.48%, 04/16/31
(a) (b)
........... 151 151,012
Symphony CLO XVI Ltd., Series 2015-16A, Class
ARR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.46%, 10/15/31
(a) (b)
.......... 171 171,000
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 5.16%, 07/15/32
(a) (b)
.......... 355 354,880
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.48%, 01/23/32
(a) (b)
...... 199 199,814
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.61%, 04/20/33
(a) (b)
...... 424 424,866
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.78%, 10/27/42 ...... EUR 100 117,898
Series 6, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.70%), 3.75%, 12/25/39 ...... 100 117,890
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.59%, 01/20/38
(a) (b)
........... USD 280 280,476
Thayer Park CLO Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.30%), 5.57%, 04/20/34
(a) (b)
.......... 250 250,402
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 5.67%, 01/16/31
(a) (b)
........... 175 174,962
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.64%, 01/15/34
(a) (b)
........... 1,060 1,061,908
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.70%, 07/21/34
(a) (b)
........... 2,070 2,073,676
Trestles CLO Ltd., Series 2017-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.74%, 07/25/37
(a) (b)
........... 1,440 1,446,371
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.45%, 04/25/38
(a) (b)
.......... 590 589,733
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.66%, 10/25/37
(a) (b)
........... 1,140 1,142,280
Trimaran CAVU Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.64%,
01/25/38 ...................... 1,020 1,024,489
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.01%,
01/25/38 ...................... 250 250,226
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.93%, 10/18/31
(a) (b)
.......... 220 220,086
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.23%, 01/25/34
(a) (b)
........... 730 728,588
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.70%, 01/20/35
(a) (b)
........... 250 250,437

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.83%, 04/25/37
(a) (b)
........... USD 250 $ 250,913
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.33%), 5.60%, 07/18/31
(a) (b)
.......... 151 151,335
Verdelite Static CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.92%, 07/20/32
(a) (b)
........... 250 249,252
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.25%),
5.52%, 04/18/31 ................. 302 301,946
Series 2016-1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.60%,
01/20/31 ...................... 138 137,985
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.48%,
04/19/31 ...................... 97 97,334
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.63%, 10/15/37 ................. 2,060 2,068,184
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.43%, 07/15/35
(a) (b)
................. EUR 250 295,196
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
4.03%, 04/15/35
(a) (b)
................. 440 517,414
Wellington Management CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.07%, 10/20/36
(a) (b)
. USD 250 250,705
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b)
. 350 349,504
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.60%, 07/24/36 ................. 540 540,372
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.03%, 07/24/36 ................. 3,750 3,742,970
Series 2019-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.38%, 07/24/36 ................. 900 898,496
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.66%, 10/24/37 ................. 519 521,011
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.03%,
10/24/37 ...................... 280 278,842
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.53%,
10/15/35 ...................... 877 878,297
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 7.11%,
10/15/35 ...................... 250 249,329
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.63%, 10/20/37
(a) (b)
........... 690 692,890
Total Asset-Backed Securities — 8 .5%
(Cost: $ 312,834,510 ) .............................. 313,413,123
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64 ........ USD 1,155 $ 1,268,591
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 832 854,506
L3Harris Technologies, Inc.
5.35% , 06/01/34 ................... 229 234,076
4.85% , 04/27/35 ................... 330 322,847
Northrop Grumman Corp.
4.03% , 10/15/47 ................... 1,175 936,876
5.25% , 05/01/50 ................... 1,750 1,639,979
4.95% , 03/15/53 ................... 1,232 1,107,345
5.20% , 06/01/54 ................... 518 482,642
Textron, Inc., 3.00%, 06/01/30 ........... 130 120,637
6,967,499
Banks — 4.2%
Bank of America Corp.
(a)
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 5,415 5,509,530
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 757 745,380
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 4,162 4,068,287
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ...................... 975 964,213
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 1,063 996,383
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29 ...................... 1,945 1,938,593
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 944 983,382
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 3,878 3,691,430
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 3,043 3,118,921
(1-day SOFR + 1.22%), 2.30% , 07/21/32 .. 228 198,685
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 5,540 4,960,996
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 5,036 4,955,782
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 .. 620 606,258
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 3,193 3,201,463
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 434 437,117
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29 ...................... 898 889,097
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 7,908 8,068,007
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 2,255 2,244,779
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 2,204 2,061,973
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 1,112 1,008,486
(1-day SOFR + 1.35%), 3.06% , 01/25/33 .. 6,832 6,105,835
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 496 463,648
(1-day SOFR + 2.09%), 4.91% , 05/24/33 .. 1,587 1,583,443
(1-day SOFR + 2.34%), 6.27% , 11/17/33 .. 600 646,063
JPMorgan Chase & Co.
2.95% , 10/01/26 ................... 2,697 2,657,739
(1-day SOFR + 1.33%), 6.07% , 10/22/27
(a)
. 7,411 7,571,940
(1-day SOFR + 1.19%), 5.04% , 01/23/28
(a)
. 610 615,816
(1-day SOFR + 0.93%), 5.57% , 04/22/28
(a)
. 1,978 2,018,589
(1-day SOFR + 1.56%), 4.32% , 04/26/28
(a)
. 358 357,655
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(a)
..................... 2,820 2,778,258
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(a)
. 13,930 13,971,661
(1-day SOFR + 0.80%), 4.92% , 01/24/29
(a)
. 1,521 1,541,425
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(a)
. 14,969 15,242,368
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(a)
. 1,863 1,869,364
(1-day SOFR + 1.01%), 5.14% , 01/24/31
(a)
. 522 535,300
(1-day SOFR + 2.04%), 2.52% , 04/22/31
(a)
. 397 362,975
(1-day SOFR + 1.44%), 5.10% , 04/22/31
(a)
. 7,290 7,470,823

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(a)
..................... USD 4,285 $ 3,712,865
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(a)
..................... 2,143 1,913,857
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(a)
. 1,557 1,566,014
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(a)
. 1,195 1,216,059
(1-day SOFR + 1.68%), 5.57% , 04/22/36
(a)
. 6,831 7,079,261
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38
(a)
..................... 1,143 1,008,079
KeyBank NA
3.90% , 04/13/29 ................... 654 631,691
5.00% , 01/26/33 ................... 3,005 2,965,312
Wells Fargo & Co.
(a)
(1-day SOFR + 1.51%), 3.53% , 03/24/28 .. 1,200 1,183,349
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 4,497 4,594,655
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 2,284 2,339,506
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 2,858 2,931,843
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 151 154,649
(1-day SOFR + 1.50%), 3.35% , 03/02/33 .. 1,320 1,205,490
(1-day SOFR + 2.10%), 4.90% , 07/25/33 .. 991 991,193
(1-day SOFR + 2.02%), 5.39% , 04/24/34 .. 4,453 4,556,519
154,492,006
Biotechnology — 0.0%
Amgen, Inc., 4.40%, 02/22/62 ........... 1,762 1,375,365
Broadline Retail — 0.1%
Prosus NV, 4.19%, 01/19/32
(d)
........... 1,825 1,704,094
Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)
3.50% , 11/16/26 ................... 100 98,830
3.85% , 01/26/27 ................... 800 794,683
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
. 2,144 2,070,048
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
. 411 397,956
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 8,136 8,199,411
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 6,741 6,749,955
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(a)
..................... 3,228 3,209,599
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 523 554,781
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 3,006 3,129,108
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 2,167 2,202,982
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(a)
. 1,165 1,168,499
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(a)
. 1,671 1,710,114
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 4,563 4,677,857
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 3,718 3,220,367
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 270 239,990
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 5,351 4,728,413
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 402 397,137
Morgan Stanley
3.63% , 01/20/27 ................... 1,539 1,525,746
(1-day SOFR + 0.88%), 1.59% , 05/04/27
(a)
. 1,430 1,395,467
(1-day SOFR + 0.86%), 1.51% , 07/20/27
(a)
. 379 367,653
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
. 1,204 1,168,663
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
..................... 2,085 2,055,233
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(a)
. 1,021 1,038,822
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(a)
. 10,717 10,872,904
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(a)
. 274 290,227
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
. 2,567 2,666,370
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(a)
. 5,655 5,751,075
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(a)
. 4,088 4,095,798
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(a)
. 2,255 2,308,428
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
. 3,096 2,854,872
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
. 2,586 2,212,439
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(a)
. 6,978 6,042,582
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
. 1,452 1,271,531
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
. USD 3,728 $ 3,327,218
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
. 454 461,831
SURA Asset Management SA, 6.35%, 05/13/32
(b)
804 846,129
94,102,718
Chemicals — 0.1%
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 1,684 1,725,258
Consumer Finance — 0.7%
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 1,792 1,817,484
5.90% , 01/07/35 ................... 426 428,260
Kaspi.KZ JSC, 6.25%, 03/26/30
(d)
......... 1,701 1,710,032
Synchrony Financial
3.95% , 12/01/27 ................... 102 100,299
5.15%
,
03/19/29 ................... 1,227 1,231,954
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 7,078 7,272,496
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 5,499 5,546,944
2.88% , 10/28/31 ................... 5,449 4,727,771
7.25% , 02/02/33 ................... 2,710 2,835,594
25,670,834
Containers & Packaging — 0.0%
Berry Global, Inc., 5.80%, 06/15/31 ........ 352 369,886
Diversified REITs — 1.1%
GLP Capital LP
5.30% , 01/15/29 ................... 3,345 3,382,090
4.00% , 01/15/30 ................... 199 191,237
4.00% , 01/15/31 ................... 1,918 1,807,816
3.25% , 01/15/32 ................... 4,595 4,044,126
6.25% , 09/15/54 ................... 2,047 1,998,181
Trust Fibra Uno, 7.70%, 01/23/32
(d)
........ 1,620 1,688,344
VICI Properties LP
4.25% , 12/01/26
(b)
.................. 5,589 5,554,922
3.75% , 02/15/27
(b)
.................. 855 841,895
4.50% , 01/15/28
(b)
.................. 878 873,378
4.75% , 04/01/28 ................... 495 499,049
3.88% , 02/15/29
(b)
.................. 238 230,231
4.63% , 12/01/29
(b)
.................. 5,449 5,353,304
4.95% , 02/15/30 ................... 3,518 3,538,581
4.13% , 08/15/30
(b)
.................. 5,132 4,925,791
5.13% , 05/15/32 ................... 5,824 5,802,561
40,731,506
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
5.45% , 03/01/47 ................... 860 817,536
3.50% , 09/15/53 ................... 3,655 2,473,914
6.05% , 08/15/56 ................... 681 694,972
3.80% , 12/01/57 ................... 3,291 2,302,717
3.65% , 09/15/59 ................... 5,425 3,639,655
3.85% , 06/01/60 ................... 1,674 1,170,490
Verizon Communications, Inc.
3.15% , 03/22/30 ................... 370 350,688
4.40% , 11/01/34 ................... 1,721 1,633,355
5.85% , 09/15/35 ................... 415 437,934
5.40% , 07/02/37
(b)
.................. 1,811 1,821,919
15,343,180
Electric Utilities — 3.9%
AEP Texas, Inc.
4.70% , 05/15/32 ................... 937 923,334
Series E , 6.65% , 02/15/33 ............. 684 741,001
3.45% , 05/15/51 ................... 1,722 1,155,429
AEP Transmission Co. LLC
5.38% , 06/15/35 ................... 457 466,944
3.75% , 12/01/47 ................... 890 673,813

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.15% , 09/15/49 ................... USD 589 $ 392,842
Series N , 2.75% , 08/15/51 ............ 1,009 617,247
Alabama Power Co.
6.00% , 03/01/39 ................... 290 311,119
3.85% , 12/01/42 ................... 241 193,728
3.13% , 07/15/51 ................... 500 333,922
Baltimore Gas & Electric Co.
3.75% , 08/15/47 ................... 255 193,167
3.20% , 09/15/49 ................... 279 189,173
5.40% , 06/01/53 ................... 195 185,961
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 737 753,457
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 1,003 754,542
3.95% , 03/15/48 ................... 484 377,682
3.20% , 08/15/49 ................... 2,933 1,981,701
3.45% , 04/15/51 ................... 1,228 869,629
5.35% , 01/15/53 ................... 295 282,849
Duke Energy Corp.
3.95% , 08/15/47 ................... 1,011 759,711
3.50% , 06/15/51 ................... 1,439 988,249
5.00% , 08/15/52 ................... 1,097 961,744
5.80% , 06/15/54 ................... 4,323 4,220,959
Duke Energy Florida LLC
1.75% , 06/15/30 ................... 1,996 1,760,587
4.20% , 07/15/48 ................... 133 106,542
Duke Energy Ohio, Inc.
2.13% , 06/01/30 ................... 2,258 2,033,095
5.25% , 04/01/33 ................... 1,298 1,336,792
3.70% , 06/15/46 ................... 487 363,681
Duke Energy Progress LLC
5.05% , 03/15/35 ................... 1,524 1,530,457
3.70% , 10/15/46 ................... 1,844 1,391,879
2.50% , 08/15/50 ................... 1,722 996,337
4.00% , 04/01/52 ................... 1,002 768,812
5.35% , 03/15/53 ................... 1,888 1,795,300
Edison International
5.25% , 11/15/28 ................... 67 66,317
6.25% , 03/15/30 ................... 110 111,723
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 2,111 2,087,332
2.65% , 03/01/30 ................... 4,146 3,806,774
Series C , 4.85% , 07/15/47
(c)
........... 3,742 3,179,668
Series C , 3.40% , 03/01/50 ............ 6,759 4,580,776
FirstEnergy Transmission LLC
5.00% , 01/15/35 ................... 5,847 5,784,073
5.45% , 07/15/44
(b)
.................. 1,639 1,561,921
4.55% , 04/01/49
(b)
.................. 2,599 2,202,922
Florida Power & Light Co.
3.99% , 03/01/49 ................... 762 599,876
3.15% , 10/01/49 ................... 620 418,925
2.88% , 12/04/51 ................... 2,847 1,793,176
5.80% , 03/15/65 ................... 324 328,517
Georgia Power Co.
4.85% , 03/15/31 ................... 1,728 1,765,489
4.70% , 05/15/32 ................... 1,062 1,061,794
4.95% , 05/17/33 ................... 2,251 2,268,436
Series B , 3.70% , 01/30/50 ............. 1,070 797,492
Series A , 3.25% , 03/15/51 ............. 933 639,616
5.13% , 05/15/52 ................... 471 440,163
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 270 269,202
MidAmerican Energy Co., 3.15%, 04/15/50 ... 1,022 689,491
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 1,301 1,244,894
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... USD 4,204 $ 4,136,002
7.00% , 03/15/33 ................... 9,440 10,362,241
Ohio Edison Co., 4.95%, 12/15/29
(b)
....... 232 235,178
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 444 408,693
Series Q , 1.63% , 01/15/31 ............ 2,527 2,144,993
4.00% , 06/01/49 ................... 738 559,319
Series R , 2.90% , 10/01/51 ............ 387 236,302
Pacific Gas & Electric Co.
5.90% , 06/15/32 ................... 5,118 5,223,497
6.15% , 01/15/33 ................... 447 460,390
6.40% , 06/15/33 ................... 1,020 1,066,218
4.50% , 07/01/40 ................... 1,313 1,094,036
3.30% , 08/01/40 ................... 1,273 910,699
4.75% , 02/15/44 ................... 2,660 2,158,225
3.95% , 12/01/47 ................... 808 570,042
4.95% , 07/01/50 ................... 3,394 2,735,591
3.50% , 08/01/50 ................... 617 395,611
5.25% , 03/01/52 ................... 1,767 1,470,179
6.75% , 01/15/53 ................... 972 977,973
6.70% , 04/01/53 ................... 1,039 1,041,816
5.90% , 10/01/54 ................... 1,098 995,497
6.15% , 03/01/55 ................... 1,525 1,422,853
PECO Energy Co.
3.05% , 03/15/51 ................... 286 187,208
4.60% , 05/15/52 ................... 420 359,216
4.38% , 08/15/52 ................... 405 334,915
5.25% , 09/15/54 ................... 853 808,315
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 4,859 4,974,054
Southern California Edison Co., 2.25%, 06/01/30 163 143,106
Southern Co. (The)
5.70% , 10/15/32 ................... 1,017 1,068,254
5.20% , 06/15/33 ................... 269 273,693
4.25% , 07/01/36 ................... 2,980 2,724,866
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 13,626 13,692,617
6.95% , 10/15/33 ................... 6,984 7,669,026
6.00% , 04/15/34 ................... 2,503 2,599,265
5.70% , 12/30/34 ................... 4,797 4,884,780
144,434,932
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 7,065 6,862,446
5.14% , 03/15/52 ................... 71 43,843
6,906,289
Financial Services — 0.2%
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.33%, 01/21/30
(a) (e)
................ 170 170,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 4,100 4,102,233
Block, Inc., 3.50%, 06/01/31 ............ 4,519 4,145,135
8,417,368
Gas Utilities — 0.0%
ONE Gas, Inc., 5.10%, 04/01/29 .......... 179 183,328
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31 1,288 1,146,449
1,329,777
Ground Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 1,045 1,032,426

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Becton Dickinson & Co., 5.08%, 06/07/29 .... USD 1,691 $ 1,727,798
Solventum Corp.
5.40% , 03/01/29 ................... 4,183 4,307,510
5.60% , 03/23/34 ................... 978 1,006,504
7,041,812
Health Care Providers & Services — 0.5%
CVS Health Corp.
6.13% , 09/15/39 ................... 187 191,726
5.30% , 12/05/43 ................... 454 412,252
6.00% , 06/01/44 ................... 562 555,482
5.13% , 07/20/45 ................... 523 463,176
Elevance Health, Inc.
3.60% , 03/15/51 ................... 1,735 1,221,054
4.55% , 05/15/52 ................... 223 182,366
5.70% , 02/15/55 ................... 358 346,921
HCA, Inc.
3.50% , 09/01/30 ................... 1,596 1,509,230
5.45% , 04/01/31 ................... 7,328 7,556,182
5.75% , 03/01/35 ................... 4,012 4,125,834
6.20% , 03/01/55 ................... 1,816 1,828,934
6.10% , 04/01/64 ................... 705 687,519
19,080,676
Household Durables — 0.1%
DR Horton, Inc.
5.00% , 10/15/34 ................... 1,366 1,350,488
5.50% , 10/15/35 ................... 735 748,418
2,098,906
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA, 6.30%, 03/15/29
(d)
........ 839 858,679
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
..... 333 336,746
1,195,425
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 ................... 2,602 2,193,353
5.55% , 08/15/64 ................... 3,229 3,155,499
5,348,852
IT Services — 0.4%
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 4,791 4,741,055
3.63% , 06/15/29 ................... 6,342 6,029,776
3.75% , 10/01/30 ................... 2,158 2,019,367
12,790,198
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 4.20%, 09/09/27 ... 307 306,877
Media — 0.8%
Charter Communications Operating LLC
6.65% , 02/01/34 ................... 270 289,127
6.55% , 06/01/34 ................... 1,233 1,315,559
6.38% , 10/23/35 ................... 1,332 1,399,011
3.50% , 03/01/42 ................... 136 96,974
5.75% , 04/01/48 ................... 549 499,235
4.80% , 03/01/50 ................... 1,063 850,472
3.70% , 04/01/51 ................... 367 244,462
3.90% , 06/01/52 ................... 7,494 5,143,206
5.25% , 04/01/53 ................... 1,761 1,496,132
3.85% , 04/01/61 ................... 5,772 3,697,966
4.40% , 12/01/61 ................... 1,786 1,252,318
3.95% , 06/30/62 ................... 2,089 1,345,977
Comcast Corp.
6.50% , 11/15/35 ................... 3,782 4,197,747
2.99% , 11/01/63 ................... 1,410 792,829
Security
Par (000)
Par (000) Value
Media (continued)
Paramount Global
3.70% , 10/04/26
(c)
.................. USD 810 $ 791,587
2.90% , 01/15/27 ................... 5,401 5,257,114
3.38% , 02/15/28 ................... 837 809,824
4.85% , 07/01/42 ................... 517 407,611
4.38% , 03/15/43 ................... 90 66,255
5.85% , 09/01/43 ................... 599 521,321
5.25% , 04/01/44 ................... 276 219,697
4.90% , 08/15/44 ................... 214 165,064
4.60% , 01/15/45 ................... 311 230,054
31,089,542
Metals & Mining — 0.2%
Glencore Funding LLC
(b)
2.50% , 09/01/30 ................... 3,142 2,831,057
6.38% , 10/06/30 ................... 555 595,655
2.63% , 09/23/31 ................... 214 187,859
5.70% , 05/08/33 ................... 178 184,031
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 1,739 1,699,890
5,498,492
Multi-Utilities — 0.1%
Consumers Energy Co., 5.05%, 05/15/35 .... 1,415 1,424,798
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 3,642 3,907,618
5,332,416
Oil, Gas & Consumable Fuels — 7.0%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 1,179 1,210,399
5.38% , 03/01/30 ................... 10,435 10,501,763
APA Corp., 5.25%, 02/01/42
(b)
........... 263 210,377
BP Capital Markets America, Inc., 1.75%,
08/10/30 ....................... 3,938 3,460,225
BP Capital Markets plc, 3.28%, 09/19/27 ..... 1,469 1,440,828
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................... 2,349 2,013,811
3.40% , 01/15/38 ................... 2,474 2,107,926
Cheniere Corpus Christi Holdings LLC
3.70% , 11/15/29 ................... 5,015 4,837,973
2.74% , 12/31/39 ................... 3,171 2,580,830
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 9,215 8,768,826
5.95% , 06/30/33 ................... 5,268 5,498,925
5.75% , 08/15/34 ................... 2,830 2,906,326
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 9,292 9,516,677
Devon Energy Corp., 5.25%, 10/15/27 ...... 456 456,986
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 11,729 11,555,363
3.50% , 12/01/29 ................... 12,055 11,532,029
3.13% , 03/24/31 ................... 9,640 8,829,710
6.25% , 03/15/33 ................... 1,000 1,065,014
4.25% , 03/15/52 ................... 1,485 1,117,427
5.90% , 04/18/64 ................... 194 179,553
Energy Transfer LP
4.95% , 05/15/28 ................... 2,212 2,243,267
4.95% , 06/15/28 ................... 528 535,842
6.10% , 12/01/28 ................... 173 181,731
8.25% , 11/15/29 ................... 401 453,631
7.38% , 02/01/31
(b)
.................. 3,170 3,321,656
5.00% , 05/15/50 ................... 276 230,645
5.95% , 05/15/54 ................... 3,042 2,893,847
EQM Midstream Partners LP, 6.50%, 07/01/27
(b)
2,080 2,126,868
EQT Corp.
3.13% , 05/15/26
(b)
.................. 2,508 2,469,381
7.50% , 06/01/27
(b)
.................. 981 998,848

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 07/01/27
(b)
.................. USD 2,127 $ 2,174,927
3.90% , 10/01/27 ................... 3,547 3,499,982
5.70% , 04/01/28 ................... 5,379 5,532,941
5.50% , 07/15/28
(b)
.................. 285 289,409
4.50% , 01/15/29
(b)
.................. 7,645 7,552,071
5.00% , 01/15/29 ................... 2,390 2,410,252
6.38% , 04/01/29
(b)
.................. 3,724 3,841,286
7.00% , 02/01/30
(c)
.................. 5,611 6,082,545
7.50% , 06/01/30
(b)
.................. 13,835 15,204,843
4.75% , 01/15/31
(b)
.................. 13,897 13,678,455
3.63% , 05/15/31
(b)
.................. 7,231 6,702,344
5.75% , 02/01/34 ................... 5,887 6,086,966
Expand Energy Corp.
5.38% , 02/01/29 ................... 3,524 3,527,280
5.88% , 02/01/29
(b)
.................. 777 780,124
6.75% , 04/15/29
(b)
.................. 2,954 2,989,363
5.38% , 03/15/30 ................... 2,701 2,708,573
4.75% , 02/01/32 ................... 4,616 4,488,533
5.70% , 01/15/35 ................... 9,486 9,621,261
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
...................... 1,682 1,696,717
Hess Corp.
7.30% , 08/15/31 ................... 722 818,859
6.00% , 01/15/40 ................... 490 515,696
Kinder Morgan, Inc., 5.85%, 06/01/35 ...... 890 922,560
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 4,207 3,747,817
ORLEN SA, 6.00%, 01/30/35
(d)
........... 1,659 1,701,305
Pioneer Natural Resources Co., 2.15%, 01/15/31 681 604,879
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 1,136 1,124,640
6.45% , 03/05/34
(d)
.................. 583 580,388
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 5,541 5,574,262
4.50% , 05/15/30 ................... 7,662 7,649,182
5.90% , 09/15/37 ................... 3,998 4,158,481
Targa Resources Corp.
6.15% , 03/01/29 ................... 757 796,101
4.20% , 02/01/33 ................... 2,372 2,222,565
4.95% , 04/15/52 ................... 1,866 1,556,658
Targa Resources Partners LP
5.00% , 01/15/28 ................... 693 693,488
4.88% , 02/01/31 ................... 5,690 5,644,357
4.00% , 01/15/32 ................... 1,492 1,390,527
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................... 5,356 5,361,827
7.38% , 11/01/31 ................... 7,091 7,524,155
256,702,303
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... 1,427 1,252,185
Passenger Airlines — 0.0%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... 4 3,593
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
. 867 867,799
United Airlines Pass-Through Trust, Series 2019-
1, Class AA, 4.15%, 08/25/31 .......... 505 483,669
1,355,061
Pharmaceuticals — 0.1%
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ....................... 465 438,964
Pfizer, Inc.
1.75% , 08/18/31 ................... 1,682 1,456,250
4.00% , 12/15/36 ................... 2 1,832
1,897,046
Security
Par (000)
Par (000) Value
Residential REITs — 0.1%
Store Capital LLC
4.63% , 03/15/29 ................... USD 1,170 $ 1,150,587
5.40% , 04/30/30
(b)
.................. 3,395 3,439,744
4,590,331
Semiconductors & Semiconductor Equipment — 0.8%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(e) (f)
..... 2,507 2,485,189
Broadcom, Inc.
4.15% , 11/15/30 ................... 1,459 1,435,641
5.15% , 11/15/31 ................... 717 737,633
4.55% , 02/15/32 ................... 2,499 2,475,880
5.20% , 04/15/32 ................... 4,100 4,216,113
4.30% , 11/15/32 ................... 189 183,329
3.42% , 04/15/33
(b)
.................. 1,620 1,469,225
3.47% , 04/15/34
(b)
.................. 2,283 2,039,388
4.80% , 10/15/34 ................... 5,507 5,440,469
3.19% , 11/15/36
(b)
.................. 480 397,915
4.93% , 05/15/37
(b)
.................. 304 295,039
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 ................... 354 363,096
5.90% , 01/25/33 ................... 4,583 4,751,109
6.20% , 01/25/37 ................... 558 580,815
NXP BV
2.50% , 05/11/31 ................... 946 830,054
2.65% , 02/15/32 ................... 155 134,871
27,835,766
Software — 0.8%
AppLovin Corp.
5.13% , 12/01/29 ................... 3,985 4,036,869
5.38% , 12/01/31 ................... 9,396 9,561,126
5.95% , 12/01/54 ................... 3,199 3,124,244
Oracle Corp.
3.95% , 03/25/51 ................... 1,844 1,361,047
6.00% , 08/03/55 ................... 2,920 2,915,079
5.50% , 09/27/64 ................... 436 397,091
6.13% , 08/03/65 ................... 9,172 9,181,244
30,576,700
Specialized REITs — 0.7%
American Tower Corp.
5.20% , 02/15/29 ................... 1,025 1,048,803
2.90% , 01/15/30 ................... 1,273 1,186,209
2.10% , 06/15/30 ................... 1,016 902,302
1.88% , 10/15/30 ................... 1,141 991,796
5.55% , 07/15/33 ................... 1,674 1,726,797
5.90% , 11/15/33 ................... 176 185,681
5.45% , 02/15/34 ................... 2,674 2,753,201
Crown Castle, Inc.
5.60% , 06/01/29 ................... 1,865 1,924,934
3.30% , 07/01/30 ................... 111 103,903
2.50% , 07/15/31 ................... 987 861,233
Equinix, Inc.
2.50% , 05/15/31 ................... 3,404 3,015,881
3.90% , 04/15/32 ................... 6,391 6,053,060
3.40% , 02/15/52 ................... 450 301,035
Extra Space Storage LP
3.90% , 04/01/29 ................... 782 765,742
5.50% , 07/01/30 ................... 2,210 2,292,349
2.20% , 10/15/30 ................... 1,286 1,137,511
2.40% , 10/15/31 ................... 2,018 1,753,356
27,003,793
Tobacco — 0.7%
Altria Group, Inc.
5.63% , 02/06/35 ................... 4,892 4,986,822

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.40% , 02/04/41 ................... USD 1,718 $ 1,274,451
4.25% , 08/09/42 ................... 1,084 881,169
3.88% , 09/16/46 ................... 1,004 742,544
BAT Capital Corp.
7.08% , 08/02/43 ................... 4,731 5,210,604
4.54% , 08/15/47 ................... 2,218 1,791,749
4.76% , 09/06/49 ................... 2,023 1,667,757
5.28% , 04/02/50 ................... 3 2,649
5.65% , 03/16/52 ................... 4,777 4,450,928
7.08% , 08/02/53 ................... 4,088 4,553,424
Reynolds American, Inc.
8.13% , 05/01/40 ................... 202 237,735
7.00% , 08/04/41 ................... 345 360,192
26,160,024
Transportation Infrastructure — 0.0%
DP World Ltd., 6.85%, 07/02/37
(d)
......... 1,540 1,680,044
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc.
2.40% , 03/15/29 ................... 2,000 1,862,249
3.88% , 04/15/30 ................... 5,253 5,101,807
2.25% , 11/15/31 ................... 1,309 1,135,011
5.13% , 05/15/32 ................... 1,548 1,578,640
5.20% , 01/15/33 ................... 1,943 1,979,248
3.60% , 11/15/60 ................... 231 154,029
5.80% , 09/15/62 ................... 3,180 3,114,967
14,925,951
Total Corporate Bonds — 26 .7%
(Cost: $ 975,890,565 ) .............................. 988,365,538
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(d)
....................... 1,623 1,693,601
Hungary — 0.1%
MVM Energetika Zrt. , 6.50% , 03/13/31
(d)
..... 1,650 1,708,781
Mexico — 0.0%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 7 7,035
5.95% , 01/28/31 ................... 8 7,213
10.00% , 02/07/33 .................. 73 78,132
92,380
Morocco — 0.0%
OCP SA , 6.75% , 05/02/34
(b)
.............. 385 398,298
Supranational — 0.9%
European Union
(d)
2.50% , 10/04/52 ................... EUR 2,860 2,618,621
Series NGEU , 3.00% , 03/04/53 .......... 29,190 29,509,701
32,128,322
Total Foreign Agency Obligations — 1 .0%
(Cost: $ 34,870,760 ) ............................... 36,021,382
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30% , 06/22/54
(b) (d)
..... 8,424 8,836,860
Colombia — 0.1%
Republic of Colombia , 6.25% , 07/09/36 ...... COP 34,354,800 5,420,746
Germany — 0.2%
Federal Republic of Germany , 2.50% , 08/15/54
(d)
EUR 7,026 7,354,084
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 1,918 $ 1,797,530
3.05% , 03/12/51 ................... 2,624 1,734,464
3,531,994
Israel — 0.0%
State of Israel Government Bond , 5.75% ,
03/12/54 ........................ 2,018 1,870,434
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% , 08/01/35
(b) (d)
EUR 22,134 26,547,687
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ................... JPY 1,500,800 9,356,642
2.40% , 03/20/55 ................... 680,650 4,337,150
13,693,792
Mexico — 0.8%
United Mexican States
2.66% , 05/24/31 ................... USD 4,749 4,106,698
4.88% , 05/19/33 ................... 666 629,423
3.50% , 02/12/34 ................... 5,414 4,569,416
6.35% , 02/09/35 ................... 8,981 9,183,073
6.88% , 05/13/37 ................... 6,126 6,386,355
4.50% , 01/31/50 ................... 5,805 4,244,906
29,119,871
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 1,275 1,236,750
4.50% , 04/01/56 ................... 3,059 1,987,394
3,224,144
Peru — 0.1%
Republic of Peru , 3.55% , 03/10/51 ......... 2,839 1,947,554
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 3,147 3,040,002
3.20% , 07/06/46 ................... 2,747 1,930,368
4,970,370
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% , 07/31/54
(d)
..... GBP 4,720 5,611,924
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... USD 1,813 1,817,840
5.10% , 06/18/50 ................... 2,079 1,916,489
3,734,329
Total Foreign Government Obligations — 3 .1%
(Cost: $ 122,247,004 ) .............................. 115,863,789
Shares
Shares
Investment Companies
iShares AAA CLO Active ETF
(g)
........... 100,000 5,192,000
Total Investment Companies — 0 .1%
(Cost: $ 5,188,000 ) ............................... 5,192,000

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... USD 1,925 $ 2,204,766
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 980 1,040,081
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 4,110 4,178,158
Series 2009 , GO , 7.55% , 04/01/39 ....... 1,300 1,558,434
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 425 356,632
9,338,071
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 649 701,410
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 4,123 4,132,319
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 665 793,904
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ...... 270 290,570
Series 2010E , RB , 6.81% , 11/15/40 ...... 460 499,767
New York City Municipal Water Finance Authority ,
Series 2011CC , RB , 5.88% , 06/15/44 ..... 440 444,647
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 320 317,046
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ......... 1,665 1,558,125
3,110,155
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 765 971,534
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 1,095 1,103,559
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 1,235 1,270,900
2,374,459
Total Municipal Bonds — 0 .6%
(Cost: $ 24,356,076 ) ............................... 21,421,852
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.9%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 1,704 1,727,007
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 514 515,643
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 380 385,063
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
. 325 310,554
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
. 113 108,944
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
. 74 70,069
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
. 2,191 2,176,738
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. 682 678,648
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
415 414,133
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
694 696,067
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
. 1,786 1,792,401
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
. USD 3,999 $ 4,010,497
Arroyo Mortgage Trust, Series 2022-1, Class A3,
3.65%, 12/25/56
(b)
.................. 3,785 3,044,515
Atlas Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.77%, 09/20/61
(d)
................ GBP 103 141,210
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.42%, 09/20/61
(d)
................ 100 137,575
Barclays Mortgage Loan Trust
(b)(c)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52 ...................... USD 1,756 1,747,296
Series 2025-NQM1, Class A1, 5.66%,
01/25/65 ...................... 8,211 8,263,274
Bletchley Park Funding plc, Series 2025-1, Class
D, (Sterling Overnight Index Average at 0.00%
Floor + 1.88%), 6.10%, 01/27/70
(a) (d)
...... GBP 176 241,670
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b) (c)
..... USD 5,005 5,029,520
Castell plc
(a)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.77%, 01/27/62
(d)
................ GBP 100 137,339
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
6.22%, 01/27/62
(d)
................ 100 137,338
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... USD 230 226,009
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor and 11.50% Cap + 0.65%),
4.97%, 02/25/35
(a)
.................. 68 65,436
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
3,570 3,597,786
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,773,903
Citadel plc
(a)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.67%, 04/28/60
(d)
................ GBP 100 137,448
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.97%, 04/28/60
(d)
................ 100 137,447
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.67%, 04/28/60
(d)
................ 109 149,585
COLT Mortgage Loan Trust
(b)
Series 2020-2, Class M1, 5.25%, 03/25/65
(a)
USD 1,283 1,286,713
Series 2020-3, Class A3, 2.38%, 04/27/65
(a)
. 49 48,154
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 608 608,475
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 915 929,023
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
889 891,998
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
12,378 12,437,070
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,930,630
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
1,227 1,227,261
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,351,159
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ...................... 175 130,081
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 1,589 1,551,384
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class M1, 4.31%, 03/25/67
(a)
312 276,021
Series 2022-3, Class M1, 5.27%, 07/25/67
(a)
634 587,729

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
. USD 454 $ 456,025
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.17%, 03/22/57
(d)
................ GBP 330 453,908
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.77%, 03/22/57
(d)
................ 191 262,681
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-INV2, Class A1, 5.03%, 10/25/69 USD 5,811 5,771,166
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... 838 840,346
Series 2025-INV1, Class A1, 5.63%, 03/25/70 5,373 5,387,056
Exmoor Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 03/25/94
(d)
................ GBP 110 152,393
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.02%, 03/25/94
(d)
................ 100 137,027
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
..................... USD 328 239,128
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
..................... 1,861 1,853,956
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
..................... 1,202 1,140,921
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
. 122 111,275
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
..................... 894 897,799
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
..................... 8,297 8,344,739
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
..................... 3,600 3,639,627
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A3, 3.20%, 05/25/65 .. 892 882,042
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 150 149,492
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
. 2,632 2,617,674
Series 2022-1, Class M1, 5.04%, 07/25/67
(a)
671 655,837
Impac CMB Trust, Series 2007-A, Class A,
(1-mo. CME Term SOFR at 0.50% Floor and
11.50% Cap + 0.61%), 4.93%, 05/25/37
(a) (b)
. 414 400,983
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A3, 3.00%, 12/25/51 10,924 10,041,298
Series 2021-INV5, Class A4, 3.00%, 12/25/51 5,510 3,910,509
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ...................... 8,277 7,441,322
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ...................... 4,034 2,701,886
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ...................... 1,871 1,513,410
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 3,151 3,156,693
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 7.25%, 07/20/55
(a) (d)
...... GBP 349 483,354
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49 ...................... USD 177 167,740
Series 2022-NQM1, Class M1, 4.22%,
12/25/66 ...................... 597 518,531
Miltonia Mortgage Finance SRL,  Class B, (3-mo.
EURIBOR at 0.00% Floor + 1.30%), 3.46%,
04/28/62
(a) (d)
...................... EUR 351 407,636
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2014-1A, Class B3, 5.96%, 06/25/44 . USD 121 $ 122,018
Series 2024-NQM3, Class A1, 5.04%,
07/25/69 ...................... 4,934 4,908,185
Series 2025-NQM1, Class A1, 5.74%,
11/25/69 ...................... 5,260 5,292,856
Series 2025-NQM1, Class M1, 6.50%,
11/25/69 ...................... 2,122 2,131,077
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. SOFR +
0.45%), 4.78%, 04/16/36
(a) (b)
........... 1,063 1,043,296
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.21%, 11/25/34
(a)
.. 170 163,707
Mortimer 2024-Mix plc
(a)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.77%, 09/22/67
(d)
................ GBP 110 151,419
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.32%, 09/22/67
(d)
................ 100 137,534
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 132 129,169
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 3,825 3,849,339
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 1,671 1,684,869
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 151 151,037
OBX Trust
(b)(c)
Series 2024-NQM14, Class A1, 4.94%,
09/25/64 ...................... 2,512 2,497,336
Series 2025-NQM3, Class A1, 5.65%,
12/01/64 ...................... 2,991 3,006,762
Pierpont BTL plc
(a)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.42%, 09/21/61
(d)
................ GBP 100 137,766
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
6.08%, 03/21/62
(d)
................ 100 137,318
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b) (c)
................. USD 6,680 6,463,892
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%, 11/25/56 232 205,652
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ...................... 235 231,948
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ...................... 1,731 1,725,379
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 4,566 4,603,687
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 1,878 1,908,449
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 367 367,808
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a) (b)
.......... 1,680 1,596,008
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
.......... 398 397,028
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
...... 175 167,788
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.72%, 06/25/49
(a) (d)
. GBP 100 137,108

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
....................... USD 30 $ 29,938
Together Asset-Backed Securitisation plc
(a)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 6.18%, 09/12/56
(d)
.......... GBP 100 137,394
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.72%, 01/15/57
(d)
.......... 158 217,028
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 6.02%, 01/15/57
(d)
.......... 100 138,073
Tower Bridge Funding plc
(a)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.62%, 12/20/66
(d)
................ 100 137,229
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.12%, 12/20/66
(d)
................ 100 137,496
Verus Securitization Trust
(b)
Series 2020-4, Class A3, 3.32%, 05/25/65
(c)
. USD 194 190,600
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 656,895
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 121,138
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
4,000 4,023,956
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
...................... 2,000 1,919,904
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
.......... 278 267,655
Winchester 1 plc
(a)
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.55%), 5.80%, 10/21/56
(d)
GBP 100 136,901
Class D, (Sterling Overnight Index Average at
0.00% Floor + 2.00%), 6.25%, 10/21/56
(d)
100 137,138
181,445,047
Commercial Mortgage-Backed Securities — 6.2%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 USD 100 93,376
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 1,044,773
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.90%,
06/15/30
(a) (b)
...................... 2,660 2,664,151
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class A, (1-mo. CME Term
SOFR at 1.13% Floor + 1.18%), 5.49%,
09/15/34 ...................... 181 179,303
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.69%,
09/15/34 ...................... 204 199,920
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.15%,
09/15/34 ...................... 640 622,400
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 04/15/34
(a) (b)
........... 231 221,183
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 894,333
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 479,531
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 121,186
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
6.56%, 06/17/39
(a) (b)
................. 385 385,535
Ares Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.00%, 07/15/41
(a) (b)
. 3,630 3,635,672
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.75%,
10/15/34
(a) (b)
...................... USD 2,590 $ 2,592,423
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.58%, 04/15/35
(a) (b)
...... 174 171,174
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.56%, 12/15/36 ................. 2,736 2,571,839
Series 2024-ATRM, Class A, 5.59%, 11/10/29 1,420 1,447,944
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.66%, 08/15/39
(a) (b)
................. 1,190 1,195,938
BANK5, Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ......................... 74 77,522
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 ................... 86 90,537
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 05/15/35
(a) (b)
........... 3,058 3,060,470
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.92%, 11/25/35 ............ 141 136,078
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... 984 926,761
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.78%,
12/25/36 ...................... 212 203,849
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 .. 2,000 1,863,538
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.23%,
03/15/37
(a) (b)
.................... 969 915,859
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.48%,
03/15/37
(a) (b)
.................... 280 257,663
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (b)
.................... 115 114,713
Series 2025-5C34, Class A3, 5.66%, 05/15/58 314 327,486
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 391 382,330
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.80%, 11/15/41
(a) (b)
. 730 730,913
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a) (b)
........... 1,710 1,714,275
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 06/15/42
(a) (b)
........... 1,977 1,978,236
BLP Commercial Mortgage Trust
(a)(b)
Series 2023-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
03/15/40 ...................... 389 389,365
Series 2024-IND2, Class A, (1-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.65%,
03/15/41 ...................... 256 256,503
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.68%,
06/15/41
(a) (b)
...................... 1,088 1,089,360
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.39%, 11/05/39
(a) (b)
...... 370 374,755

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ USD 1,152 $ 1,199,629
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 120 121,822
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.55%, 06/15/44
(a) (b)
........ 1,127 1,152,278
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 268 254,853
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,570,057
Series 2013-1515, Class E, 3.72%, 03/10/33 100 88,470
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 173 178,042
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.66%, 03/09/44
(a)
1,450 1,334,166
Series 2020-VIV3, Class B, 3.66%, 03/09/44
(a)
902 838,904
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,237,098
Series 2021-VINO, Class D, (1-mo. CME Term
SOFR at 1.47% Floor + 1.47%), 5.78%,
05/15/38
(a)
..................... 2,520 2,519,212
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 825,066
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.45%, 06/15/27
(a)
................ 775 780,812
Series 2023-VLT3, Class A, (1-mo. CME Term
SOFR at 1.94% Floor + 1.94%), 6.25%,
11/15/28
(a)
..................... 360 360,000
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40
(a)
..................... 858 860,184
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
10/15/41
(a)
..................... 1,976 1,979,608
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
08/15/39
(a)
..................... 3,232 3,244,618
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.19%, 10/15/41
(a)
................ 1,740 1,750,853
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.24%, 10/15/41
(a)
................ 423 424,056
Series 2024-BRBK, Class D, (1-mo. CME
Term SOFR at 5.97% Floor + 5.97%),
10.28%, 10/15/41
(a)
............... 494 495,233
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39
(a)
................ 975 976,137
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.95%, 12/15/39
(a)
................ 291 290,964
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.85%,
05/15/34
(a)
..................... 859 858,695
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.95%, 05/15/41
(a)
................ 3,327 3,330,975
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39
(a)
..................... 186 186,236
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37
(a)
................ 2,654 2,654,135
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41
(a)
CAD 268 198,843
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41
(a)
..................... USD 78 $ 77,781
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.76%, 04/15/40
(a)
................ 1,160 1,159,638
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41 1,832 1,712,569
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.33%,
10/15/36 ...................... 81 80,924
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.23%, 02/15/36 ................. 519 518,835
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.23%,
02/15/36 ...................... 192 192,047
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.33%, 06/15/36 ................. 2,110 2,104,341
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.31%,
01/15/39 ...................... 252 251,842
Series 2022-LBA6, Class D, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.31%,
01/15/39 ...................... 530 528,675
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.16%, 01/15/39 ................. 300 299,813
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
5.59%, 01/15/39 ................. 133 132,751
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
8.70%, 05/15/38 ................. 100 100,937
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.75%, 04/15/41 ................. 979 981,505
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.00%, 04/15/41 ................. 378 378,250
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.40%,
03/15/41 ...................... 750 750,000
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.75%,
03/15/41 ...................... 1,603 1,582,074
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.70%,
03/15/41 ...................... 769 755,355
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
07/15/29 ...................... 3,639 3,637,863
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,863 1,897,677
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.81%, 06/15/40 ................. 229 229,286
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
03/15/42 ...................... 4,767 4,764,000
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 . 210 175,393
Series 2017-GM, Class D, 3.54%, 06/13/39 . 140 132,890
Series 2021-601L, Class D, 2.87%, 01/15/44 758 593,182

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.20%,
07/15/41
(a) (b)
...................... USD 1,370 $ 1,371,713
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.56%,
05/22/34
(a) (b)
...................... EUR 1,397 1,649,024
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 269,500
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 428,324
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 114,926
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
6.93%, 09/15/38
(a) (b)
................. 1,922 1,924,629
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 . 110 109,429
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 639,108
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
..... 199 190,655
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.90%,
08/15/36 ...................... 1,081 1,082,119
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.75%,
08/15/36 ...................... 935 927,189
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.47%, 08/10/48 1,232 1,218,806
Series 2015-LC19, Class B, 3.83%, 02/10/48 104 102,426
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
..................... 218 158,608
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.15%, 06/15/41
(b)
................ 2,160 2,159,324
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.90%, 06/15/41
(b)
................ 635 632,420
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 08/15/41
(a) (b)
................. 1,350 1,344,921
CRSO Trust,   7.12%, 07/10/28
(b)
.......... 458 480,685
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.89%, 11/15/48
(a)
1,270 1,234,417
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
. 510 505,214
Series 2016-C5, Class C, 4.78%, 11/15/48
(a)
710 695,636
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
..................... 268 245,803
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,305,455
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%, 11/10/32
(a)
370 111,189
Series 2017-PFHP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.00%), 5.31%,
12/15/30
(a)
..................... 297 296,439
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 216,658
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.93%, 11/15/38
(a)
................ 465 463,684
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(a) (b)
...... 1,660 1,658,660
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(a) (b)
...................... 2,630 2,630,000
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 5.39%, 06/15/33
(a) (b)
........... 610 562,725
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ................ 240 236,521
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/37
(a) (b)
........... USD 139 $ 138,696
DC Trust, Series 2024-HLTN, Class A, 5.93%,
04/13/40
(a) (b)
...................... 170 171,821
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.81%, 03/15/34
(a) (b)
................. 970 971,536
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.99%,
06/10/39 ...................... 960 970,127
Series 2024-ELM, Class A15, 5.99%,
06/10/39 ...................... 960 967,259
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 3,470 3,547,371
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME Term
SOFR at 1.38% Floor + 1.49%), 5.81%,
07/15/38 ...................... 2,222 2,222,209
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.68%,
07/15/38 ...................... 1,130 1,131,898
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 5.27%, 10/10/41
(a) (b)
........... 520 524,767
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39
(a) (b)
...................... 627 627,000
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.00%, 05/15/41 .. 3,764 3,773,515
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 03/15/39 ................. 624 624,975
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
..................... 316 306,674
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
..................... 484 421,279
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.31%,
11/15/36
(a) (b)
.................... 609 604,432
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.40%,
03/15/28
(a) (b)
.................... 3,235 3,243,088
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.93%, 11/10/52
(a)
....... 60 54,643
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.82%, 07/15/30
(a) (b)
................. 338 338,106
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.15%,
10/15/41 ...................... 660 660,532
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.95%,
10/15/41 ...................... 246 245,698
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.85%,
05/15/37 ...................... 1,535 1,535,959
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 7.50%,
05/15/37 ...................... 1,180 1,177,788

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 5.95%, 06/15/41
(a) (b)
. USD 640 $ 640,400
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 1,150 977,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
........... 100 102,602
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 6.07%, 05/10/39
(a) (b)
....... 370 373,788
ILPT Commercial Mortgage Trust
(a)(b)
Series 2022-LPF2, Class A, (1-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.56%,
10/15/39 ...................... 1,607 1,604,991
Series 2025-LPF2, Class A, 5.29%, 07/13/42 2,027 2,056,733
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 11/15/41
(a) (b)
........... 960 959,452
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)
..................... 644 623,148
Series 2018-AON, Class A, 4.13%, 07/05/31 413 378,927
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 5.57%,
06/15/35
(a)
..................... 899 773,954
Series 2020-609M, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.73%), 6.05%,
10/15/33
(a)
..................... 106 105,470
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.45%, 10/15/33
(a)
................ 1,300 1,251,598
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.48%,
04/15/38
(a)
..................... 80 79,667
Series 2021-MHC, Class D, (1-mo. CME Term
SOFR at 1.70% Floor + 2.06%), 6.38%,
04/15/38
(a)
..................... 1,550 1,550,969
Series 2022-OPO, Class D, 3.56%, 01/05/39
(a)
564 464,113
Series 2024-IGLG, Class A, 5.35%, 11/09/39
(a)
1,600 1,612,307
Series 2024-IGLG, Class D, 6.70%,
11/09/39
(a)
..................... 450 449,609
Series 2024-OMNI, Class A, 5.99%,
10/05/39
(a)
..................... 2,330 2,377,068
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.01%, 03/15/40
(a)
................ 2,031 2,031,000
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.28%,
12/15/48
(a) (b)
...................... 233 211,166
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ........................ 390 372,905
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 . 40 39,118
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
5.93%, 06/15/39 ................. 1,451 1,451,905
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
7.50%, 06/15/39 ................. 428 426,180
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a) (b)
. 1,562 1,558,986
KSL Trust,   (1-mo. CME Term SOFR + 1.89%),
6.20%, 06/15/30
(a) (b)
................. 1,313 1,338,872
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.48%, 08/17/31
(a) (d)
........... EUR 873 $ 1,028,445
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
10/15/41 ...................... USD 650 650,609
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.95%,
10/15/41 ...................... 166 166,311
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.90%,
06/15/39 ...................... 2,540 2,541,584
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 08/17/42
(a) (b)
...... 313 312,012
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.00%, 08/15/40
(a) (b)
................. 462 465,010
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.10%,
12/15/41
(a)
..................... 616 616,385
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
02/15/37
(a)
..................... 81 80,494
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 718,576
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.23%, 04/15/38
(a) (b)
. 14 14,067
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 694 722,254
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.66%,
10/15/48
(a)
....................... 620 608,805
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 .. 3,302 3,169,093
Series 2018-MP, Class A, 4.42%, 07/11/40
(a) (b)
3,761 3,550,425
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 109,673
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 3,179 3,075,462
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 871,822
Series 2019-LVL, Class D, 4.44%, 08/15/38 . 310 280,870
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 1,129 1,126,808
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
...................... 490 515,365
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 6.13%, 02/10/47
(a) (b)
....... 176 182,053
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a) (b)
................. 1,256 1,262,975
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 324 294,970
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 5.38%, 01/15/36
(a) (b)
...... 370 359,614
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.40%, 11/15/40
(a) (b)
................. 815 815,536
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a) (b)
................. 810 809,747

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(a) (b)
................. USD 2,169 $ 2,172,470
PRM5 Trust, Series 2025-PRM5, Class D,
5.81%, 03/10/33
(a) (b)
................. 383 381,205
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.56%, 01/19/37
(a) (b)
........... 1,357 1,357,209
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 167 170,565
Sage AR Funding
(a)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.64%, 05/17/37
(d)
................ GBP 328 452,994
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.14%, 05/17/37
(d)
................ 283 390,719
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 6.46%, 03/15/35
(a) (b)
. USD 101 99,740
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a) (b)
........... 571 571,357
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.75%, 04/15/42
(a) (b)
................. 380 380,660
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 11/15/34
(a) (b)
. 650 654,207
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a) (b)
...................... 460 405,283
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.26%,
10/15/41 ...................... 1,888 1,886,820
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
7.91%, 10/15/41 ................. 358 357,776
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
.................. 3,510 3,078,602
Taurus UK DAC
(a)
Series 2021-UK4A, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.34%, 08/17/31
(b)
.......... GBP 499 685,480
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 6.24%, 02/18/35
(d)
.......... 363 496,734
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.74%, 02/18/35
(d)
.......... 449 610,910
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.44%, 02/18/35
(d)
.......... 965 1,328,093
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 7.05%, 12/15/39
(a) (b)
. USD 203 200,977
THPT Mortgage Trust, Series 2023-THL, Class A,
7.23%, 12/10/34
(a) (b)
................. 298 302,895
Thunder Logistics DAC
(a)
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.18%, 11/17/36
(d)
EUR 93 109,774
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 4.68%, 11/17/36
(d)
72 84,526
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.80%, 12/10/33
(a) (b)
............... USD 460 487,262
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
........ USD 1,160 $ 1,095,730
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.89%, 05/17/34
(d)
................ GBP 230 316,341
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.34%, 02/17/35
(d)
................ 117 161,882
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.34%, 02/17/35
(d)
................ 269 371,892
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.26%, 05/17/35
(d)
................ 1,199 1,645,798
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a) (b)
...................... USD 1,440 1,418,239
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(a)
3,250 3,067,926
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 490 496,554
VNDO Trust, Series 2016-350P, Class D, 4.03%,
01/10/35
(a) (b)
...................... 710 690,673
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
5.85%, 01/15/59
(a)
................ 375 374,010
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
5.47%, 06/15/49
(a) (b)
............... 390 387,543
Series 2018-1745, Class A, 3.87%,
06/15/36
(a) (b)
.................... 110 100,100
Series 2018-C46, Class B, 4.63%, 08/15/51 . 429 410,804
Series 2019-C49, Class B, 4.55%, 03/15/52 . 1,688 1,640,562
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 88,855
Series 2019-C50, Class B, 4.19%, 05/15/52 . 2,639 2,461,070
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.93%, 05/15/31
(a) (b)
............... 1,890 1,871,424
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a) (b)
.................... 577 580,459
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 1,759 1,808,618
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 1,120 1,126,296
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 480 481,762
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (b)
................. 438 443,510
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.35%, 07/15/40
(a) (b)
.... 913 930,759
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.10%, 11/15/27 ................. 1,218 1,218,000
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
7.75%, 11/15/27 ................. 1,015 1,015,000
227,416,506
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.27%, 06/05/37
(a) (b)
.............. 11,000 34,340
BANK
(a)
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ...................... 8,371 119,495

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ...................... USD 12,163 $ 507,901
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ...................... 81,230 2,057,584
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.73%, 02/15/50
(a)
.................. 4,185 33,751
BBCMS Trust, Series 2015-SRCH, Class XA,
1.01%, 08/10/35
(a) (b)
................. 6,223 82,889
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.18%, 03/15/52 . 2,837 85,098
Series 2020-B17, Class XB, 0.62%, 03/15/53 1,560 29,961
Series 2021-B23, Class XA, 1.36%, 02/15/54 5,699 285,394
Series 2021-B24, Class XA, 1.25%, 03/15/54 19,239 815,428
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.94%, 06/15/56
(a)
.................. 5,774 269,657
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.86%, 05/10/58
(a)
.... 2,030 7,988
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(a) (b)
... 10,100 376,067
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a) (b)
.......... 770 32,459
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.32%,
11/15/50 ...................... 3,170 19,022
Series 2019-C16, Class XA, 1.69%, 06/15/52 6,510 318,033
Series 2019-C17, Class XA, 1.46%, 09/15/52 1,883 78,534
Series 2019-C17, Class XB, 0.67%, 09/15/52 4,040 77,689
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.43%, 04/10/37
(a) (b)
............... 5,975 62,463
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
.............. 3,040 49,837
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.24%,
06/10/39 ...................... 10,185 21,608
Series 2024-ELM, Class XP15, 1.61%,
06/10/39 ...................... 9,225 129,976
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 ...................... 5,118 147,376
Series 2020-GSA2, Class XA, 1.77%,
12/12/53
(b)
..................... 3,856 261,423
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.59%, 04/15/46 2,704 8,207
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
..................... 4,330 28,898
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.55%,
09/15/47
(a)
....................... 60 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
...................... 1,800 14,347
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.30%,
02/15/36
(a) (b)
...................... 2,645 68,388
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
............... 3,312 41,253
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.29%, 06/15/50
(b)
3,030 108,230
Series 2019-H6, Class XB, 0.86%, 06/15/52 . 5,210 130,173
Series 2019-L2, Class XA, 1.16%, 03/15/52 . 1,857 56,153
MSWF Commercial Mortgage Trust, Series 2023-
2, Class XA, 1.14%, 12/15/56
(a)
......... 11,494 678,094
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.51%, 05/10/39
(a) (b)
.......... 10,700 61,123
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... USD 14,166 $ 44,109
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ...................... 2,833 7,411
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%, 10/15/52 3,849 187,406
Series 2019-C18, Class XA, 1.11%, 12/15/52 6,734 210,992
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
..................... 1,180 14,362
Series 2019-C50, Class XA, 1.57%, 05/15/52 11,324 455,152
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(b)
..................... 13,882 126,022
8,144,294
Total Non-Agency Mortgage-Backed Securities — 11 .3%
(Cost: $ 422,333,075 ) .............................. 417,005,847
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. ........... 14,400 1
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 1
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................... 1,500 1,697,131
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ........ 1 1,285
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.66% , 01/25/55 ........... 11,142 11,165,463
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.71% , 03/25/55 ........... 26,308 26,373,873
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ..... 4 3,635
37,544,256
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ........ 476 487,569
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.38% , 08/25/50
(a) (b)
................. 235 229,689
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
.............. 519 519,325
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.45% , 11/25/32
(a)
.................. 418 409,697

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 . USD 228 $ 206,742
Series 2023-118 , Class BA , 3.75% , 05/16/65 282 258,049
2,111,071
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 2,214 369,226
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 2,316 390,912
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,755 298,959
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 2,594 431,538
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 1,504 255,594
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 1,468 252,400
1,998,629
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120 , Class X1 , 1.12% , 10/25/30 ... 40,488 1,753,545
Series K121 , Class X1 , 1.11% , 10/25/30 ... 3,017 128,077
Series KL05 , Class X1P , 1.02% , 06/25/29 .. 13,486 429,660
Series KL06 , Class XFX , 1.46% , 12/25/29 .. 1,466 73,040
Series KW09 , Class X1 , 0.92% , 05/25/29 .. 9,095 201,717
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.53% , 09/16/53 ........ 553 8,004
Series 2016-96 , 0.77% , 12/16/57 ........ 718 27,067
2,621,110
Mortgage-Backed Securities — 39.9%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 1,646 1,592,028
3.00% , 09/01/27 - 12/01/46 ............ 2,370 2,230,139
3.50% , 04/01/42 - 01/01/48 ............ 3,100 2,888,933
4.00% , 08/01/40 - 12/01/45 ............ 1,171 1,127,548
4.50% , 02/01/39 - 04/01/49 ............ 9,802 9,586,890
5.00% , 07/01/35 - 11/01/48 ............ 1,360 1,377,740
5.50% , 05/01/36 - 06/01/41 ............ 910 936,455
6.00% , 11/01/29 - 12/01/32 ............ 1 1,536
Federal National Mortgage Association
4.00% , 01/01/41 ................... 56 53,263
5.81% , 06/01/31 ................... 1,084 1,123,847
7.00% , 06/01/32 ................... 5 5,683
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 23,735 19,336,042
2.00% , 07/15/55
(k)
.................. 16,391 13,345,554
2.50% , 04/20/51 - 01/20/53 ............ 27,228 23,145,737
2.50% , 07/15/55
(k)
.................. 12,706 10,792,977
3.00% , 12/20/44 - 01/20/52 ............ 19,200 17,008,719
3.00% , 07/15/55
(k)
.................. 9,936 8,786,994
3.50% , 01/15/42 - 06/20/52 ............ 8,259 7,659,201
3.50% , 07/15/55 - 08/15/55
(k)
........... 19,174 17,401,553
4.00% , 04/20/39 - 12/20/52 ............ 11,794 11,110,099
4.00% , 07/15/55 - 08/15/55
(k)
........... 6,734 6,259,761
4.50% , 12/20/39 - 04/20/50 ............ 4,944 4,822,821
4.50% , 07/15/55
(k)
.................. 12,920 12,365,189
5.00% , 12/15/38 - 07/20/41 ............ 1,661 1,678,014
5.00% , 07/15/55
(k)
.................. 20,524 20,157,590
5.50% , 03/15/32 - 11/15/33 ............ 1 1,160
5.50% , 07/15/55
(k)
.................. 24,595 24,627,276
6.00% , 12/15/36 ................... 35 35,545
6.00% , 07/15/55
(k)
.................. 15,560 15,787,289
6.50% , 07/15/55
(k)
.................. 7,669 7,872,455
7.50% , 11/15/29 ................... —
(l)
194
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ USD 49,740 $ 40,800,788
1.50% , 07/25/40
(k)
.................. 218 193,680
2.00% , 10/01/31 - 03/01/52 ............ 182,115 149,565,745
2.00% , 07/25/55
(k)
.................. 21,651 17,134,333
2.50% , 09/01/27 - 04/01/52 ............ 134,403 114,562,962
2.50% , 07/25/40 - 07/25/55
(k)
........... 3,603 3,026,110
3.00% , 04/01/28 - 08/01/52 ............ 67,460 60,376,597
3.00% , 07/25/40 - 07/25/55
(k)
........... 10,099 8,738,650
3.50% , 08/01/27 - 01/01/51 ............ 46,346 42,762,940
3.50% , 07/25/40 - 08/25/55
(k)
........... 7,991 7,195,606
4.00% , 08/01/33 - 06/01/52 ............ 37,737 35,923,429
4.00% , 07/25/40 - 07/25/55
(k)
........... 6,003 5,582,841
4.50% , 07/01/25 - 08/01/52 ............ 29,404 28,688,095
4.50% , 07/25/40 - 07/25/55
(k)
........... 36,997 35,598,857
5.00% , 03/01/30 - 11/01/53 ............. 31,535 31,165,412
5.00% , 07/25/55
(k)
.................. 51,907 50,863,678
5.50% , 12/01/31 - 08/01/53 ............ 38,049 38,263,669
5.50% , 07/25/55
(k)
.................. 266,586 266,525,010
6.00% , 07/01/29 - 08/01/53 ............ 31,225 31,981,070
6.00% , 07/25/55
(k)
.................. 220,572 224,128,247
6.50% , 05/01/40 - 07/01/54 ............ 21,148 21,932,339
6.50% , 07/25/55 - 08/25/55
(k)
........... 16,553 17,079,683
1,475,207,973
Total U.S. Government Sponsored Agency Securities — 41 .2%
(Cost: $ 1,574,548,346 ) ............................ 1,521,180,170
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ............ 3,407 3,286,021
4.50% , 08/15/39 ................... 14,200 14,146,351
4.38% , 11/15/39 ................... 1,343 1,316,507
4.63% , 02/15/40 ................... 2,064 2,076,013
1.13% , 05/15/40 - 08/15/40 ............ 20,816 12,873,802
3.88% , 08/15/40 - 02/15/43 ............ 3,803 3,455,476
1.38% , 11/15/40 ................... 10,408 6,630,628
1.88% , 02/15/41 - 11/15/51 ............ 15,025 8,600,123
3.75% , 08/15/41 - 11/15/43 ............ 12,973 11,355,225
3.00% , 05/15/42 - 08/15/52 ............ 74,869 55,364,376
3.13% , 02/15/43 - 08/15/44 ............ 11,781 9,370,022
3.63% , 08/15/43 - 05/15/53 ............ 32,630 27,159,605
4.75% , 11/15/43 - 05/15/55 ............ 55,801 55,439,219
4.13% , 08/15/44 ................... 326 298,385
2.50% , 02/15/45 ................... 35,128 24,729,563
2.75% , 11/15/47 ................... 33,958 24,147,321
2.25% , 08/15/49 - 02/15/52 ............ 18,580 11,574,845
1.63% , 11/15/50 ................... 3,317 1,747,357
2.38% , 05/15/51 ................... 4,132 2,620,108
2.00% , 08/15/51 ................... 4,760 2,744,252
U.S. Treasury Notes
4.00% , 12/15/25 - 02/15/34 ............ 59,587 59,589,578
4.63% , 03/15/26 ................... 20,209 20,280,245
4.88% , 04/30/26 - 10/31/30 ............ 24,373 25,344,514
0.75% , 05/31/26 ................... 9,720 9,433,716
0.63% , 07/31/26 ................... 17,390 16,776,402
2.00% , 11/15/26 ................... 22,253 21,697,544
4.38% , 12/15/26 - 08/31/28 ............ 24,269 24,623,269
4.13% , 02/28/27 ................... 31,272 31,434,468
4.25% , 03/15/27 - 05/15/35 ............ 83,621 84,090,608
2.38% , 05/15/27 - 03/31/29 ............ 15,675 15,119,594
0.50% , 05/31/27 - 08/31/27 ............ 51,348 48,141,340
2.25% , 08/15/27 ................... 21,450 20,806,015
0.38% , 09/30/27 ................... 8,216 7,628,684

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.88% , 11/30/27 ................... USD 34,647 $ 34,779,633
1.25% , 03/31/28 - 05/31/28 ............ 23,950 22,356,933
1.13% , 08/31/28 ................... 5,519 5,096,021
3.75% , 12/31/28 - 05/31/30 ............ 36,464 36,445,579
2.88% , 04/30/29 - 05/15/32 ............ 9,210 8,894,719
3.25% , 06/30/29 ................... 15,923 15,632,104
3.13% , 08/31/29 ................... 21,728 21,203,082
3.50% , 01/31/30 ................... 32,059 31,685,616
1.50% , 02/15/30 ................... 10,431 9,439,240
3.63% , 09/30/31 ................... 14,788 14,540,763
4.50% , 12/31/31 ................... 14,308 14,752,786
2.75% , 08/15/32 ................... 51,331 47,353,032
Total U.S. Treasury Obligations — 25 .1%
(Cost: $ 998,100,796 ) .............................. 926,080,684
Total Long-Term Investments — 117.6%
(Cost: $ 4,470,369,132 ) ............................ 4,344,544,386
Shares
Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(g) (m)
................... 79,918,292 79,918,292
Total Short-Term Securities — 2 .2%
(Cost: $ 79,918,292 ) ............................... 79,918,292
Total Options Purchased — 0.0%
( Cost: $ 2,248,375 ) ............................... 1,487,095
Total Investments Before Options Written and TBA Sale
Commitments — 119 .8%
(Cost: $ 4,552,535,799 ) ............................ 4,425,949,773
Total Options Written — (0.0) %
(Premium Received — $ (1,292,623) ) ................... (214,377)
Par (000)
Pa r (000)
TBA Sale Commitments
(k)
Mortgage-Backed Securities — ( 2 .9 ) %
Government National Mortgage Association
2.00% , 07/15/55 ................... (531) (432,340)
2.50% , 07/15/55 ................... (169) (143,555)
3.00% , 07/15/55 ................... (369) (326,329)
3.50% , 07/15/55 ................... (5,264) (4,785,153)
4.00% , 07/15/55 ................... (2,730) (2,537,863)
4.50% , 07/15/55 ................... (210) (200,982)
6.50% , 07/15/55 ................... (59) (60,565)
Uniform Mortgage-Backed Securities
2.00% , 07/25/40 - 07/25/55 ............ (2,363) (1,913,541)
2.50% , 07/25/40 ................... (69) (64,409)
3.00% , 07/25/40 - 08/25/55 ............ (5,417) (4,746,574)
3.50% , 07/25/40 - 07/25/55 ............ (1,607) (1,518,434)
4.00% , 07/25/55 ................... (238) (221,275)
4.50% , 07/25/55 - 08/25/55 ............ (68,334) (65,346,199)
5.00% , 07/25/55 ................... (203) (198,920)
5.50% , 07/25/55 ................... (3,218) (3,217,264)
6.00% , 07/25/55 ................... (11,215) (11,395,817)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 07/25/55 ................... USD (7,897) $ (8,153,468)
Total TBA Sale Commitments — ( 2 .9 ) %
(Proceeds: $ (104,415,690) ) ......................... (105,262,688)
Total Investments Net of Options Written and TBA Sale
Commitments — 116 .9%
(Cost: $ 4,446,827,486 ) ............................ 4,320,472,708
Liabilities in Excess of Other Assets — (16.9) % ............ (626,156,883)
Net Assets — 100.0% ...............................
$ 3,694,315,825

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,485,189, representing 0.07% of its net assets as of period end, and an original cost of $2,507,000.
(g)
Affiliate of the Fund.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 165,029,233 $ — $ (85,110,941)
(a)
$ — $ — $ 79,918,292 79,918,292 $ 3,720,034 $ —
iShares AAA CLO Active ETF . — 5,188,000 — — 4,000 5,192,000 100,000 194,147 1,838
$ — $ 4,000 $ 85,110,292 $ 3,914,181 $ 1,838
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 297 09/08/25 $ 41,170 $ (49,256)
U.S. Treasury Long Bond ..................................................... 640 09/19/25 73,820 1,506,567
U.S. Treasury 2-Year Note .................................................... 4,236 09/30/25 881,287 3,017,484
U.S. Treasury 5-Year Note .................................................... 1,221 09/30/25 133,108 969,004
3-mo. SOFR ............................................................. 2,264 03/17/26 545,256 376,147
5,819,946
Short Contracts
Euro-Buxl ............................................................... 90 09/08/25 12,588 163,474
Australia 10-Year Bond ...................................................... 132 09/15/25 9,958 (93,304)
U.S. Treasury 10-Year Note ................................................... 300 09/19/25 33,638 (244,076)
U.S. Treasury 10-Year Ultra Note ............................................... 3,254 09/19/25 371,770 (7,476,889)
U.S. Treasury Ultra Bond ..................................................... 57 09/19/25 6,781 (69,716)
(7,720,511)
$ (1,900,565)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 28,607,878 USD 7,599,733 State Street Bank and Trust Co. 07/11/25 $ 335,579
EUR 214,541 USD 244,109 Bank of New York Mellon 07/16/25 8,857
EUR 388,629 USD 441,813 Barclays Bank plc 07/16/25 16,423
EUR 88,698 USD 101,012 UBS AG 07/16/25 3,571
CZK 113,376,642 USD 5,169,188 State Street Bank and Trust Co. 07/22/25 235,728
PEN 2,509,590 USD 684,558 Citibank NA 08/04/25 23,255
BRL 44,681,792 USD 7,884,558 Barclays Bank plc 09/17/25 179,709
BRL 5,183,097 USD 917,200 Citibank NA 09/17/25 18,257
CZK 9,832,000 USD 460,539 State Street Bank and Trust Co. 09/17/25 9,001
GBP 10,802,000 USD 14,797,325 Natwest Markets plc 09/17/25 37,516
HUF 40,397,000 USD 115,993 Morgan Stanley & Co. International plc 09/17/25 2,589
MXN 69,847,102 USD 3,652,949 Deutsche Bank AG 09/17/25 38,508
MXN 70,116,326 USD 3,682,000 Goldman Sachs International 09/17/25 23,686
USD 3,766,943 COP 15,483,889,000 JPMorgan Chase Bank NA 09/17/25 17,814
USD 14,921,679 JPY 2,120,152,000 JPMorgan Chase Bank NA 09/17/25 68,276
USD 192,135 JPY 27,399,000 Royal Bank of Canada 09/17/25 183
EGP 24,178,200 USD 431,522 Societe Generale SA 12/22/25 22,466
1,041,418
USD 355,102 PLN 1,345,000 Bank of America NA 07/11/25 (17,978)
USD 5,875,539 PLN 22,841,376 HSBC Bank plc 07/11/25 (460,248)
USD 1,167,505 PLN 4,421,503 Natwest Markets plc 07/11/25 (58,940)
USD 684,844 EUR 601,227 Deutsche Bank AG 07/16/25 (24,069)
USD 103,040 EUR 90,640 UBS AG 07/16/25 (3,834)
USD 5,163,426 CZK 113,376,642 HSBC Bank plc 07/22/25 (241,490)
USD 681,620 PEN 2,509,590 Citibank NA 08/04/25 (26,193)
CAD 1,402,000 USD 1,038,297 Royal Bank of Canada 09/17/25 (4,670)
NOK 8,729,000 USD 881,903 Barclays Bank plc 09/17/25 (15,462)
SEK 1,309,000 USD 139,192 Natwest Markets plc 09/17/25 (118)
USD 1,472,266 COP 6,195,590,000 JPMorgan Chase Bank NA 09/17/25 (27,878)
USD 78,022,973 EUR 67,040,389 Deutsche Bank AG 09/17/25 (1,359,304)
USD 1,338,527 EUR 1,147,725 Standard Chartered Bank 09/17/25 (20,490)
USD 2,861,057 EUR 2,451,550 State Street Bank and Trust Co. 09/17/25 (41,814)
USD 1,338,527 EUR 1,147,725 Toronto Dominion Bank 09/17/25 (20,490)
USD 238,849 GBP 175,573 Barclays Bank plc 09/17/25 (2,272)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 30,686,250 GBP 22,601,900 Morgan Stanley & Co. International plc 09/17/25 $ (353,889)
USD 430,907 EGP 24,178,200 Citibank NA 12/22/25 (23,082)
(2,702,221)
$ (1,660,803)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 39,135 $ 58,923
$ –
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 % USD 2,348 $ 150,076
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 2,348 151,407
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 1,295 60,553
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 3,223 140,459
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 1,152 56,393
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 USD 578 27,289
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 USD 5,148 241,561
827,738
Put
30-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual
Goldman Sachs
International 08/13/25 4 .35 USD 53,067 108,072
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 2,348 48,168
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 2,348 48,698
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 1,295 42,594
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 3,223 113,484
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 1,152 36,865
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 578 19,226
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 5,148 183,327
600,434
$ 1,428,172
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 1,538 10/10/25 USD 96.00 USD 384,500 $ (173,025)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 08/13/25 4 .03 % USD 204,407 $ (41,352)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.27% At Termination 07/30/25
(a)
09/17/25 USD 2,830,075 $ 9,983 $ — $ 9,983
1-day EFFR At Termination 4.29% At Termination 07/30/25
(a)
09/17/25 USD 1,414,825 33,599 — 33,599
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 1,410,301 72,465 — 72,465
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 1,416,891 70,893 — 70,893
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 72,520 (140,380) — (140,380)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 55,653 (52,931) — (52,931)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 72,520 144,879 — 144,879
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 55,653 100,058 35,019 65,039
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 4,975,229 (69,212) — (69,212)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 12,175,310 (193,604) — (193,604)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 11,279,342 (173,134) — (173,134)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,758,113 42,582 — 42,582
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,703,131 42,735 — 42,735
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 3,755,737 32,783 — 32,783
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 557,821 — 557,821
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 522,758 — 522,758
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 526,698 — 526,698
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 254,336 — 254,336
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 130,335 — 130,335
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 6,754 358,172 (13,463) 371,635
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 1,672 134,208 — 134,208
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 1,618 129,820 — 129,820
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 815 (62,886) — (62,886)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 1,170 (125,964) (5,569) (120,395)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 1,139 (143,821) — (143,821)
$ 2,202,193 $ 15,987 $ 2,186,206
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 6,102 $ 9,981 $ 863 $ 9,118
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 6,102 8,825 689 8,136
2.73% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 12,390 (9,198) — (9,198)
2.79% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 12,080 (42,653) — (42,653)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 12,080 $ (69,806) $ — $ (69,806)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 8,346 (47,486) — (47,486)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 6,040 (35,287) — (35,287)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 6,039 (35,435) — (35,435)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 12,080 (91,778) — (91,778)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,882 8,062 (886) 8,948
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,882 6,875 (709) 7,584
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 9,570 1,721 — 1,721
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 9,664 (35,715) — (35,715)
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,446 (26,025) — (26,025)
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,325 (32,181) — (32,181)
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,832 (28,011) — (28,011)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,831 (28,241) — (28,241)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 9,664 (57,676) — (57,676)
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 9,664 (74,705) — (74,705)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,518 6,830 — 6,830
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 11,202 14,388 — 14,388
$ (557,515) $ (43) $ (557,472)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (234,456) $ (201,112) $ (33,344)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (122,069) (103,274) (18,795)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (116,770) (97,795) (18,975)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 613 (459) 8,505 (8,964)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 13 (10) 192 (202)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 75,057 12,904 62,153
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 49,128 13,808 35,320
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (1,001) 1,001
$ – $ – $ –
$ (349,579) $ (367,773) $ 18,194
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 A USD 1,320 $ (885) $ (149) $ (736)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 (33,605) (17,459) (16,146)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (90,580) (53,073) (37,507)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,592) — (6,592)
$ (131,662) $ (70,681) $ (60,981)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 311,409,723 $ 2,003,400 $ 313,413,123
Corporate Bonds
Aerospace & Defense .................................... — 6,967,499 — 6,967,499
Banks ............................................... — 154,492,006 — 154,492,006
Biotechnology ......................................... — 1,375,365 — 1,375,365
Broadline Retail ........................................ — 1,704,094 — 1,704,094
Capital Markets ........................................ — 94,102,718 — 94,102,718
Chemicals ............................................ — 1,725,258 — 1,725,258
Consumer Finance ...................................... — 25,670,834 — 25,670,834
Containers & Packaging .................................. — 369,886 — 369,886
Diversified REITs ....................................... — 40,731,506 — 40,731,506

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 15,343,180 $ — $ 15,343,180
Electric Utilities ........................................ — 144,434,932 — 144,434,932
Entertainment ......................................... — 6,906,289 — 6,906,289
Financial Services ...................................... — 8,247,368 170,000 8,417,368
Gas Utilities ........................................... — 1,329,777 — 1,329,777
Ground Transportation ................................... — 1,032,426 — 1,032,426
Health Care Equipment & Supplies ........................... — 7,041,812 — 7,041,812
Health Care Providers & Services ............................ — 19,080,676 — 19,080,676
Household Durables ..................................... — 2,098,906 — 2,098,906
Independent Power and Renewable Electricity Producers ............ — 1,195,425 — 1,195,425
Interactive Media & Services ............................... — 5,348,852 — 5,348,852
IT Services ........................................... — 12,790,198 — 12,790,198
Life Sciences Tools & Services .............................. — 306,877 — 306,877
Media ............................................... — 31,089,542 — 31,089,542
Metals & Mining ........................................ — 5,498,492 — 5,498,492
Multi-Utilities .......................................... — 5,332,416 — 5,332,416
Oil, Gas & Consumable Fuels ............................... — 256,702,303 — 256,702,303
Paper & Forest Products .................................. — 1,252,185 — 1,252,185
Passenger Airlines ...................................... — 1,355,061 — 1,355,061
Pharmaceuticals ....................................... — 1,897,046 — 1,897,046
Residential REITs ....................................... — 4,590,331 — 4,590,331
Semiconductors & Semiconductor Equipment .................... — 25,350,577 2,485,189 27,835,766
Software ............................................. — 30,576,700 — 30,576,700
Specialized REITs ...................................... — 27,003,793 — 27,003,793
Tobacco ............................................. — 26,160,024 — 26,160,024
Transportation Infrastructure ............................... — 1,680,044 — 1,680,044
Wireless Telecommunication Services ......................... — 14,925,951 — 14,925,951
Foreign Agency Obligations ................................. — 36,021,382 — 36,021,382
Foreign Government Obligations .............................. — 115,863,789 — 115,863,789
Investment Companies .................................... 5,192,000 — — 5,192,000
Municipal Bonds ......................................... — 21,421,852 — 21,421,852
Non-Agency Mortgage-Backed Securities ........................ — 417,005,847 — 417,005,847
Other Interests .......................................... — — 1 1
U.S. Government Sponsored Agency Securities .................... — 1,521,180,170 — 1,521,180,170
U.S. Treasury Obligations ................................... — 926,080,684 — 926,080,684
Short-Term Securities
Money Market Funds ...................................... 79,918,292 — — 79,918,292
Options Purchased
Foreign currency exchange contracts ........................... — 58,923 — 58,923
Interest rate contracts ...................................... — 1,428,172 — 1,428,172
Liabilities
Investments
TBA Sale Commitments .................................... — (105,262,688) — (105,262,688)
$ 85,110,292 $ 4,230,918,203 $ 4,658,590 $ 4,320,687,085
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 98,474 $ — $ 98,474
Foreign currency exchange contracts ............................ — 1,041,418 — 1,041,418
Interest rate contracts ....................................... 6,032,676 3,142,569 — 9,175,245
Other contracts ........................................... — 56,725 — 56,725
Liabilities
Credit contracts ........................................... — (141,261) — (141,261)
Foreign currency exchange contracts ............................ — (2,702,221) — (2,702,221)
Interest rate contracts ....................................... (8,106,266) (997,715) — (9,103,981)
Other contracts ........................................... — (614,197) — (614,197)
$ (2,073,590) $ (116,208) $ — $ (2,189,798)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Core Bond Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
OTC Over-the-counter
PCL Public Company Limited
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate